UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 - 10/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Global Dynamic                                               BLACKROCK
Equity Fund

ANNUAL REPORT | OCTOBER 31, 2007


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
  Schedule of Investments ................................................     8
  Statement of Assets and Liabilities ....................................    22
  Statement of Operations ................................................    23
  Statements of Changes in Net Assets ....................................    24
Financial Highlights .....................................................    25
Notes to Financial Statements ............................................    28
Report of Independent Registered Public Accounting Firm ..................    34
Important Tax Information ................................................    34
Officers and Trustees ....................................................    35
Proxy Results ............................................................    36
BlackRock Fund Information ...............................................    37
Mutual Fund Family .......................................................    39


2       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

A Letter to Shareholders

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total Returns as of October 31, 2007                                                    6-month     12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                            +5.49%      +14.56%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             +2.25%      + 9.27%
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        +8.19%      +24.91%
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                 +2.68%      + 5.38%
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           +1.30%      + 2.91%
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)         -0.07%      + 6.89%
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund posted solid double-digit returns for the fiscal year, significantly outperforming both its Reference Portfolio and the all-equity benchmark.

      What factors influenced performance?

o The Fund capitalized on favorable equity performance in most markets around the world.

o The Fund's overweight in non-U.S. equities and underweight in U.S. equities contributed favorably to returns. Specifically, the Fund benefited from an overweight exposure to Asian equities, including India, China and South Korea, in addition to Brazil. Effective security selection within these countries -- and within the U.S. -- also proved advantageous.

o On a sector basis, strong stock selection in energy, industrials and financials also contributed positively relative to the Reference Portfolio.

o Detracting moderately from relative performance was the Fund's overweight position in Japanese equities and underweight in information technology.

      Describe recent portfolio activity.

o The Fund's exposure to U.S. equities was increased from 36% of net assets at the beginning of the fiscal year to 41% at the end of the period, while the Fund's exposure to European equities decreased from 24% of net assets to 20%, and exposure to Asian equities decreased from 34% to 28%. Finally, the Fund's exposure to Latin American equities increased slightly from 3% to 4% during the period.

o From a sector perspective, the Fund's exposure to materials increased over the period from 6.9% of net assets to 10.3%. Exposure to the energy sector also increased, from 12.8% to 14.6%, while the Fund's weighting in financials decreased from 26.8% to 21.1%.

      How was the Fund positioned at period-end?

o The Fund ended the period underweight in U.S. equities at 41% of net assets, versus the Reference Portfolio's weighting of 60%. The Fund is overweight in Asian equities at 28% of net assets, compared to a benchmark weighting of 12.2%. In Europe, the Fund is nearly neutral, with a weighting of 20.4% versus a benchmark weighting of 22.3%. Finally, in Latin America, the Fund is moderately overweight, with an allocation of 4.1% versus a benchmark weighting of 1.7%.

o On a sector basis, the Fund ended the period overweight in materials at 10.3% of net assets, compared to the Reference Portfolio's weighting of 6.5%. The Fund also was overweight in energy, at 14.6% of net assets versus 10.5%. The Fund remained underweight in its exposure to the U.S. consumer and U.S. financials at the end of the period.

Expense Example

                                               Actual                                             Hypothetical**
                      ---------------------------------------------------     ---------------------------------------------------
                        Beginning         Ending                                Beginning         Ending
                      Account Value    Account Value      Expenses Paid       Account Value    Account Value     Expenses Paid
                       May 1, 2007     Oct. 31, 2007   During the Period*      May 1, 2007     Oct. 31, 2007   During the Period*
---------------------------------------------------------------------------------------------------------------------------------
Institutional .....    $   1,000         $1,168.60          $    5.41            $   1,000        $1,020.21        $    5.04
Investor A ........    $   1,000         $1,167.20          $    6.88            $   1,000        $1,018.85        $    6.41
Investor B ........    $   1,000         $1,162.10          $   11.23            $   1,000        $1,014.82        $   10.46
Investor C ........    $   1,000         $1,162.30          $   11.01            $   1,000        $1,015.02        $   10.26
Class R ...........    $   1,000         $1,165.90          $    8.41            $   1,000        $1,017.44        $    7.83
---------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.99% for Institutional, 1.26% for Investor A, 2.06% for Investor B, 2.02% for Investor C and 1.54% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the FTSE World Index, S&P 500 Index, the FTSE World Index (Ex-U.S) and The Reference Portfolio. Values are from November 4, 2005 to October 2007:

                                                                                  FTSE World
                Institutional      Investor A      FTSE World     S&P 500              Index       Reference
                     Shares*+        Shares*+         Index++    Index+++      (Ex-U.S.)++++      Portfolio@
11/04/05**            $10,000          $9,475         $10,000     $10,000            $10,000         $10,000
10/06                 $12,051         $11,390         $12,124     $11,503            $12,750         $11,996
10/07                 $15,928         $15,017         $14,965     $13,178            $16,702         $14,509

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests primarily in the securities of corporate issuers located in North and South America, Europe, Australia and the Far East.
++ This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
+++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
++++ This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.
@ The Reference Portfolio is an unmanaged weighted Index comprised 60% of the S&P 500 Index and 40% of the FTSE World Index (Ex-U.S.).

Performance Summary for the Year Ended October 31, 2007

                                                                            Average Annual Total Returns*
                                                                 ------------------------------------------------------
                                                                          1 Year                    Since Inception**
                                                                 -----------------------        -----------------------
                                                 6-Month         w/o sales       w/sales        w/o sales       w/sales
                                              Total Returns       charge          charge          charge         charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ..............................     +16.86%          +32.17%            --           +26.37%            --
Investor A .................................     +16.72           +31.84         +24.92%          +26.05         +22.68%
Investor B .................................     +16.21           +30.76         +26.26           +25.05         +23.43
Investor C .................................     +16.23           +30.76         +29.76           +25.11         +25.11
Class R ....................................     +16.59           +31.35             --           +25.66             --
FTSE World Index ...........................     + 9.70           +23.44             --           +22.47             --
FTSE World Index (Ex-U.S.) .................     +12.99           +30.99             --           +29.42             --
S&P 500 Index ..............................     + 5.49           +14.56             --           +14.88             --
Reference Portfolio ........................     + 8.48           +20.95             --           +20.57             --
-----------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on 11/04/05.

      Past performance is not indicative of future results.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       5

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. Also effective March 1, 2007 the Fund's Class R Shares commenced operations. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares auto matically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Perfor mance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capi tal gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees appli cable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Portfolio Summary

Fund Profile as of October 31, 2007

--------------------------------------------------------------------------------
Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Reliance Industries Ltd. ...........................................     2.0%
Petroleo Brasileiro SA .............................................     1.9
General Electric Co. ...............................................     1.7
Microsoft Corp. ....................................................     1.5
Union Pacific Corp. ................................................     1.0
American International Group, Inc. .................................     1.0
Exxon Mobil Corp. ..................................................     0.9
Nestle SA Registered Shares ........................................     0.9
Johnson & Johnson ..................................................     0.8
Apple Computer, Inc. ...............................................     0.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Largest Industries                                               Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ........................................    12.4%
Insurance ..........................................................     6.9
Metals & Mining ....................................................     4.8
Commercial Banks ...................................................     4.7
Industrial Conglomerates ...........................................     4.2
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized indexes or ratings group indexes, and/or as defined by Fund management. This definition may apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
Breakdown of Equity & Fixed Income                                    Percent of
Securities By Country                                                Net Assets+
--------------------------------------------------------------------------------
United States ......................................................    49.2%*
Japan ..............................................................     9.0
United Kingdom .....................................................     4.8
India ..............................................................     4.4
South Korea ........................................................     4.1
Germany ............................................................     4.0
Brazil .............................................................     3.8
France .............................................................     2.9
China ..............................................................     2.7
Switzerland ........................................................     2.3
Singapore ..........................................................     2.3
Canada .............................................................     1.5
Malaysia ...........................................................     1.5
Australia ..........................................................     1.3
Italy ..............................................................     1.2
Europe .............................................................     1.1
Taiwan .............................................................     0.8
Hong Kong ..........................................................     0.7
United Arab Emirates ...............................................     0.6
Thailand ...........................................................     0.6
Spain ..............................................................     0.6
Norway .............................................................     0.5
Ireland ............................................................     0.5
Netherlands ........................................................     0.4
Belgium ............................................................     0.4
Luxembourg .........................................................     0.4
Vietnam ............................................................     0.3
Mexico .............................................................     0.3
Denmark ............................................................     0.3
Sweden .............................................................     0.2
Finland ............................................................     0.2
Chile ..............................................................     0.1
Israel .............................................................     0.1
Russia .............................................................     0.1
South Africa .......................................................     0.1
Austria ............................................................     0.1
New Zealand ........................................................     0.0**
--------------------------------------------------------------------------------
*     Includes investments in short-term securities.
**    Holdings are less than 0.1%.
+     Total may not equal 100%.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       7

Schedule of Investments as of October 31, 2007                 (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
Australia -- 1.3%
Beverages -- 0.0%
Coca-Cola Amatil Ltd.                                   19,300   $      184,447
-------------------------------------------------------------------------------
Metals & Mining -- 0.7%
BHP Billiton Ltd.                                      122,500        5,334,241
Newcrest Mining Ltd.                                    17,820          543,216
Rio Tinto Ltd.                                          36,500        3,788,682
Zinifex Ltd.                                            18,300          289,609
                                                                 --------------
                                                                      9,955,748
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.2%
Woodside Petroleum Ltd.                                 42,100        2,060,297
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.0%
Great Southern Plantations Ltd.                         43,600           90,206
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.4%
Macquarie Airports Group                               312,000        1,282,222
Macquarie Infrastructure Group                         803,000        2,383,641
Transurban Group                                       286,766        1,951,926
                                                                 --------------
                                                                      5,617,789
-------------------------------------------------------------------------------
Total Common Stocks in Australia                                     17,908,487
===============================================================================
Austria -- 0.1%
Diversified Telecommunication Services -- 0.1%
Telekom Austria AG                                      33,600          967,493
-------------------------------------------------------------------------------
Total Common Stocks in Austria                                          967,493
===============================================================================
Belgium -- 0.4%
Diversified Financial Services -- 0.4%
Fortis                                                 182,586        5,866,328
-------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        5,866,328
===============================================================================
Brazil -- 3.5%
Commercial Banks -- 0.2%
Banco Bradesco SA                                       43,500        1,477,942
Uniao de Bancos Brasileiros SA (b)                       6,800        1,074,672
                                                                 --------------
                                                                      2,552,614
-------------------------------------------------------------------------------
Construction & Engineering -- 0.0%
Obrascon Huarte Lain Brasil SA                          16,200          290,180
-------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Cia Energetica de Minas Gerais (b)                      11,700          252,720
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar      37,326          599,364
-------------------------------------------------------------------------------
Food Products -- 0.3%
Cosan SA Industria e Comercio                           57,300          895,597
JBS SA (c)                                             245,500        1,130,578
SLC Agricola SA (c)                                    165,000        1,568,341
                                                                 --------------
                                                                      3,594,516
-------------------------------------------------------------------------------
Household Durables -- 0.1%
Gafisa SA                                               87,000        1,563,401
-------------------------------------------------------------------------------
Metals & Mining -- 0.6%
Companhia Vale do Rio Doce (Preference 'A'
  Shares) (b)                                          239,500        7,561,015
Usinas Siderurgicas de Minas Gerais SA
  (Preference 'A' Shares)                                8,100          635,073
                                                                 --------------
                                                                      8,196,088
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.9%
Petroleo Brasileiro SA (b)                             325,600       27,656,416
Road & Rail -- 0.2%
All America Latina Logistica SA                        160,000        2,533,152
-------------------------------------------------------------------------------
Software -- 0.0%
Datasul                                                 29,400          390,720
-------------------------------------------------------------------------------
Water Utilities -- 0.0%
Companhia de Saneamento de Minas Gerais                 17,000          319,244
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Vivo Participacoes SA (b)(g)                           394,500        2,323,605
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                        50,272,020
===============================================================================
Canada -- 1.5%
Auto Components -- 0.0%
Magna International, Inc. (Class A)                        900           85,284
-------------------------------------------------------------------------------
Communications Equipment -- 0.1%
Nortel Networks Corp. (c)                               78,800        1,271,044
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.0%
BCE, Inc.                                                  700           30,527
-------------------------------------------------------------------------------
Food Products -- 0.1%
Saskatchewan Wheat Pool (c)                             95,500        1,290,991
-------------------------------------------------------------------------------
Insurance -- 0.0%
Sun Life Financial, Inc.                                   300           17,460
-------------------------------------------------------------------------------
Metals & Mining -- 0.6%
Alamos Gold, Inc. (c)                                   56,900          438,503
Barrick Gold Corp.                                       7,497          330,843
Kinross Gold Corp. (c)                                 402,881        7,959,529
Peak Gold Ltd. (c)                                     341,000          231,027
                                                                 --------------
                                                                      8,959,902
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.4%
Canadian Natural Resources Ltd.                         14,300        1,189,760
EnCana Corp.                                             1,300           90,610
Imperial Oil Ltd.                                        1,700           92,021
Petro-Canada                                             1,600           92,208
Petro-Canada Inc.                                       23,300        1,344,254
Suncor Energy, Inc. (b)                                 24,200        2,643,366
                                                                 --------------
                                                                      5,452,219
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.1%
Sino-Forest Corp. (c)                                   63,000        1,675,287
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Canadian Pacific Railway Ltd.                           14,500        1,020,441
Canadian Pacific Railway Ltd. (USD)                     28,500        2,005,830
                                                                 --------------
                                                                      3,026,271
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                        21,808,985
===============================================================================
Chile -- 0.1%
Commercial Banks -- 0.1%
Banco Santander Chile SA (b)                            36,200        1,918,238
-------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Enersis SA (b)                                           8,900          176,398
-------------------------------------------------------------------------------
Total Common Stocks in Chile                                          2,094,636
===============================================================================
China -- 2.4%
Automobiles -- 0.0%
Denway Motors Ltd.                                     697,500          492,205
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.0%
China Communications Services Corp. Ltd. (c)            40,000           34,784
-------------------------------------------------------------------------------


8       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
China (concluded)
Electrical Equipment -- 0.0%
Shanghai Electric Group Corp.                          398,000   $      395,227
-------------------------------------------------------------------------------
Food Products -- 0.3%
Chaoda Modern Agriculture Holdings Ltd.              4,183,900        3,818,408
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.9%
Beijing Enterprises Holdings Ltd.                    1,530,744        9,521,576
Tianjin Development Holdings Ltd.                    1,315,900        2,219,186
                                                                 --------------
                                                                     11,740,762
-------------------------------------------------------------------------------
Insurance -- 0.0%
China Life Insurance Co. Ltd. (b)                        5,599          569,474
Ping An Insurance Group Co. of China Ltd.               32,200          450,733
                                                                 --------------
                                                                      1,020,207
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.8%
China Shenhua Energy Co. Ltd. Class H                1,761,200       11,349,815
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.1%
Hainan Meilan International Airport Co., Ltd.           93,400          122,243
Jiangsu Express                                        392,400          453,962
Xiamen International Port Co. Ltd.                   2,361,300          905,077
                                                                 --------------
                                                                      1,481,282
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.3%
China Mobile Ltd.                                      195,500        4,041,663
-------------------------------------------------------------------------------
Total Common Stocks in China                                         34,374,353
===============================================================================
Denmark -- 0.3%
Commercial Banks -- 0.3%
Danske Bank A/S                                         94,027        4,161,776
-------------------------------------------------------------------------------
Total Common Stocks in Denmark                                        4,161,776
===============================================================================
Finland -- 0.2%
Communications Equipment -- 0.0%
Nokia Oyj (b)                                            2,400           95,328
-------------------------------------------------------------------------------
Electric Utilities -- 0.2%
Fortum Oyj                                              55,577        2,416,673
-------------------------------------------------------------------------------
Total Common Stocks in Finland                                        2,512,001
===============================================================================
France -- 2.9%
Aerospace & Defense -- 0.2%
European Aeronautic Defense and Space Co.               75,600        2,577,055
-------------------------------------------------------------------------------
Automobiles -- 0.4%
Renault SA                                              33,520        5,661,512
-------------------------------------------------------------------------------
Commercial Banks -- 0.4%
Societe Generale SA                                     30,845        5,210,960
Diversified Telecommunication Services -- 0.3%
France Telecom SA                                      109,500        4,049,313
-------------------------------------------------------------------------------
Electric Utilities -- 0.5%
Electricite de France SA                                55,707        6,701,246
-------------------------------------------------------------------------------
Insurance -- 0.3%
AXA SA                                                 111,371        5,002,367
-------------------------------------------------------------------------------
Machinery -- 0.3%
Vallourec SA                                            14,610        4,254,439
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Total SA                                                98,107        7,916,843
-------------------------------------------------------------------------------
Total Common Stocks in France                                        41,373,735
===============================================================================
Germany -- 4.0%
Air Freight & Logistics -- 0.3%
Deutsche Post AG                                       142,179        4,308,364
-------------------------------------------------------------------------------
Automobiles -- 0.9%
Bayerische Motoren Werke AG                             66,679        4,462,248
DaimlerChrysler AG                                      75,204        8,227,467
                                                                 --------------
                                                                     12,689,715
-------------------------------------------------------------------------------
Chemicals -- 0.4%
Bayer AG                                                75,641        6,314,665
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.6%
Deutsche Telekom AG                                    383,969        7,883,011
-------------------------------------------------------------------------------
Electric Utilities -- 0.4%
E.ON AG                                                 30,688        5,999,493
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.5%
Siemens AG                                              51,813        7,025,630
-------------------------------------------------------------------------------
Insurance -- 0.5%
Allianz AG Registered Shares                            28,434        6,402,715
-------------------------------------------------------------------------------
Multi-Utilities -- 0.4%
RWE AG                                                  45,912        6,271,988
-------------------------------------------------------------------------------
Total Common Stocks in Germany                                       56,895,581
===============================================================================
Hong Kong -- 0.7%
Electric Utilities -- 0.0%
Cheung Kong Infrastructure Holdings Ltd.               135,600          531,274
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.3%
Hutchison Whampoa Ltd.                                 381,300        4,792,426
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.4%
Cheung Kong Holdings Ltd.                               49,200          965,079
Sun Hung Kai Properties Ltd.                            59,900        1,144,746
Wharf Holdings Ltd.                                    450,600        2,716,885
                                                                 --------------
                                                                      4,826,710
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                     10,150,410
===============================================================================
India -- 3.3%
Automobiles -- 0.1%
Bajaj Auto Ltd.                                          5,700          361,466
Tata Motors Ltd.                                        82,564        1,610,765
                                                                 --------------
                                                                      1,972,231
-------------------------------------------------------------------------------
Commercial Banks -- 0.1%
Karnataka Bank Ltd.                                     30,800          175,040
State Bank of India Ltd.                                15,600          826,796
                                                                 --------------
                                                                      1,001,836
-------------------------------------------------------------------------------
Construction & Engineering -- 0.2%
Larsen & Toubro Ltd.                                    20,375        2,220,403
-------------------------------------------------------------------------------
Construction Materials -- 0.1%
Gujarat Ambuja Cements Ltd.                            517,800        1,915,989
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.0%
Reliance Capital Ltd.                                    9,600          522,881
-------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Reliance Energy Ltd.                                     6,150          294,289
-------------------------------------------------------------------------------
IT Services -- 0.1%
Infosys Technologies Ltd.                               45,600        2,156,817
-------------------------------------------------------------------------------


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       9

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
India (concluded)
Independent Power Producers & Energy
Traders -- 0.0%
Reliance Natural Resources Ltd. (c)                     82,000   $      252,419
-------------------------------------------------------------------------------
Media -- 0.1%
Wire and Wireless India Ltd. (c)                        50,057           47,852
Zee News Ltd. (c)                                       45,261           70,977
Zee Telefilms Ltd.                                     100,114          849,288
                                                                 --------------
                                                                        968,117
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 2.1%
Hindustan Petroleum Corp.                                8,300           50,751
Reliance Industries Ltd.                               411,500       29,276,938
                                                                 --------------
                                                                     29,327,689
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.0%
Wockhardt Ltd.                                           6,150           66,371
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Container Corp. of India                                45,800        2,311,954
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.1%
Housing Development Finance Corp.                       20,000        1,421,525
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Reliance Communication Ventures Ltd.                   174,500        3,451,178
-------------------------------------------------------------------------------
Total Common Stocks in India                                         47,883,699
===============================================================================
Ireland -- 0.5%
Commercial Banks -- 0.2%
Allied Irish Banks Plc                                 129,611        3,267,720
-------------------------------------------------------------------------------
Construction Materials -- 0.3%
CRH Plc                                                 98,336        3,790,993
-------------------------------------------------------------------------------
Total Common Stocks in Ireland                                        7,058,713
===============================================================================
Israel -- 0.1%
Pharmaceuticals -- 0.1%
Teva Pharmaceutical Industries Ltd. (b)                 31,000        1,364,310
-------------------------------------------------------------------------------
Software -- 0.0%
Ectel Ltd. (b)(c)                                        4,251           14,198
-------------------------------------------------------------------------------
Total Common Stocks in Israel                                         1,378,508
===============================================================================
Italy -- 1.2%
Commercial Banks -- 0.7%
Banca Intesa SpA                                       667,090        5,289,119
UniCredito Italiano SpA                                601,117        5,162,302
                                                                 --------------
                                                                     10,451,421
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Eni SpA                                                193,056        7,049,065
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                         17,500,486
===============================================================================
Japan -- 8.7%
Auto Components -- 0.2%
Toyota Industries Corp.                                 61,500        2,633,614
-------------------------------------------------------------------------------
Automobiles -- 0.6%
Honda Motor Co., Ltd.                                   20,900          782,639
Suzuki Motor Corp.                                     236,200        7,760,130
                                                                 --------------
                                                                      8,542,769
-------------------------------------------------------------------------------
Beverages -- 0.4%
Coca-Cola Central Japan Co., Ltd.                           39          290,137
Coca-Cola West Holdings Co., Ltd.                      153,275        3,548,397
Hokkaido Coca-Cola Bottling Co., Ltd.                   15,000           88,361
Kirin Holdings Co., Ltd.                               138,000        1,928,443
Mikuni Coca-Cola Bottling Co., Ltd.                     39,500          439,232
                                                                 --------------
                                                                      6,294,570
-------------------------------------------------------------------------------
Building Products -- 0.3%
Asahi Glass Co., Ltd.                                  162,000        2,231,022
Daikin Industries Ltd.                                  27,500        1,385,066
                                                                 --------------
                                                                      3,616,088
-------------------------------------------------------------------------------
Chemicals -- 0.7%
Mitsubishi Rayon Co., Ltd.                             459,500        2,607,589
Shin-Etsu Chemical Co., Ltd.                            56,000        3,592,179
Sumitomo Chemical Co., Ltd.                            442,000        3,929,418
Ube Industries Ltd.                                    157,500          565,540
                                                                 --------------
                                                                     10,694,726
-------------------------------------------------------------------------------
Commercial Banks -- 0.4%
The Bank of Kyoto Ltd.                                  54,000          689,866
The Bank of Yokohama Ltd.                               60,000          425,752
Fukuoka Financial Group, Inc.                          230,100        1,482,991
Shinsei Bank Ltd.                                      205,000          664,461
Sumitomo Mitsui Financial Group, Inc.                       98          802,750
                                                                 --------------
                                                                      4,065,820
-------------------------------------------------------------------------------
Construction & Engineering -- 0.6%
JGC Corp.                                              113,377        2,270,469
Kinden Corp.                                           138,000        1,226,773
Okumura Corp.                                          436,500        2,310,393
Toda Corp.                                             182,700          957,458
                                                                 --------------
                                                                      6,765,093
-------------------------------------------------------------------------------
Consumer Finance -- 0.1%
Credit Saison Co., Ltd.                                 54,000        1,721,871
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.5%
RHJ International (c)                                  383,600        6,746,033
RHJ International (b)(c)(h)                             41,200          723,320
                                                                 --------------
                                                                      7,469,353
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.2%
Murata Manufacturing Co., Ltd.                          39,000        2,373,424
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.2%
Ministop Co., Ltd.                                       4,200           75,960
Seven & I Holdings Co. Ltd.                            118,800        3,067,609
                                                                 --------------
                                                                      3,143,569
-------------------------------------------------------------------------------
Food Products -- 0.0%
Ajinomoto Co., Inc.                                     46,300          522,959
House Foods Corp.                                        5,200           82,353
                                                                 --------------
                                                                        605,312
-------------------------------------------------------------------------------
Gas Utilities -- 0.2%
Tokyo Gas Co., Ltd.                                    615,000        2,741,751
-------------------------------------------------------------------------------


10       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
Japan (concluded)
Household Durables -- 0.2%
Rinnai Corp.                                            25,900   $      806,265
Sekisui House Ltd.                                     182,000        2,328,403
                                                                 --------------
                                                                      3,134,668
-------------------------------------------------------------------------------
Insurance -- 1.8%
Aioi Insurance Co., Ltd.                               701,200        4,075,444
Millea Holdings, Inc.                                  226,500        8,914,077
Mitsui Sumitomo Insurance Co., Ltd.                    646,030        7,409,231
Nipponkoa Insurance Co., Ltd.                          607,000        5,555,182
                                                                 --------------
                                                                     25,953,934
-------------------------------------------------------------------------------
Machinery -- 0.1%
Kubota Corp.                                           219,400        1,841,945
Tadano Ltd.                                             29,000          365,202
                                                                 --------------
                                                                      2,207,147
-------------------------------------------------------------------------------
Media -- 0.2%
Toho Co., Ltd.                                         129,600        2,592,924
-------------------------------------------------------------------------------
Office Electronics -- 0.2%
Canon, Inc.                                             70,700        3,577,377
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.4%
Mitsubishi Tanabe Pharma Corp.                          22,100          254,641
Takeda Pharmaceutical Co., Ltd.                         98,000        6,121,519
                                                                 --------------
                                                                      6,376,160
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.2%
NTT Urban Development Co.                                1,235        2,785,980
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
East Japan Railway Co.                                     370        3,047,827
-------------------------------------------------------------------------------
Specialty Retail -- 0.0%
Shimachu Co., Ltd.                                       4,400          126,673
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.0%
Asics Corp.                                             39,400          628,280
-------------------------------------------------------------------------------
Tobacco -- 0.2%
Japan Tobacco, Inc.                                        500        2,914,323
-------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.4%
Mitsubishi Corp.                                       169,500        5,277,448
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
NTT DoCoMo, Inc.                                         3,410        4,961,185
Okinawa Cellular Telephone Co.                              60          175,213
                                                                 --------------
                                                                      5,136,398
-------------------------------------------------------------------------------
Total Common Stocks in Japan                                        124,427,099
===============================================================================
Luxembourg -- 0.4%
Metals & Mining -- 0.4%
ArcelorMittal                                           71,856        5,755,446
-------------------------------------------------------------------------------
Total Common Stocks in Luxembourg                                     5,755,446
===============================================================================
Malaysia -- 0.6%
Diversified Telecommunication Services -- 0.1%
Telekom Malaysia Bhd                                   370,000        1,136,552
-------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Tenaga Nasional Bhd                                    245,841          693,502
-------------------------------------------------------------------------------
Food Products -- 0.4%
IOI Corp. BhD                                        2,459,420        5,611,020
-------------------------------------------------------------------------------
Tobacco -- 0.1%
British American Tobacco Malaysia Bhd                   89,400        1,081,537
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.0%
PLUS Expressways Bhd                                    83,900           84,319
-------------------------------------------------------------------------------
Total Common Stocks in Malaysia                                       8,606,930
===============================================================================
Mexico -- 0.3%
Beverages -- 0.1%
Fomento Economico Mexicano, SA de CV (b)                18,000          640,980
-------------------------------------------------------------------------------
Household Durables -- 0.0%
Urbi, Desarrollos Urbanos, SA de CV (c)                 54,300          209,765
-------------------------------------------------------------------------------
Media -- 0.2%
Grupo Televisa, SA (b)                                 135,600        3,369,660
-------------------------------------------------------------------------------
Total Common Stocks in Mexico                                         4,220,405
===============================================================================
Netherlands -- 0.4%
Chemicals -- 0.4%
Akzo Nobel NV                                           72,484        5,842,108
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 0.0%
ASML Holding NV (b)                                      2,600           90,792
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                5,932,900
===============================================================================
New Zealand -- 0.0%
Diversified Telecommunication Services -- 0.0%
Telecom Corp. of New Zealand Ltd.                       28,711           96,445
-------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Contact Energy Ltd.                                     26,900          188,579
-------------------------------------------------------------------------------
Total Common Stocks in New Zealand                                      285,024
===============================================================================
Norway -- 0.5%
Diversified Telecommunication Services -- 0.1%
Telenor ASA                                             76,700        1,805,938
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.4%
Statoilhydro ASA                                       169,279        5,766,749
-------------------------------------------------------------------------------
Total Common Stocks in Norway                                         7,572,687
===============================================================================
Russia -- 0.1%
Metals & Mining -- 0.1%
Polyus Gold Sponsored ADR (b)                           26,200        1,192,451
-------------------------------------------------------------------------------
Total Common Stocks in Russia                                         1,192,451
===============================================================================
Singapore -- 2.0%
Commercial Banks -- 0.1%
Oversea-Chinese Banking Corp.                          289,000        1,855,425
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.5%
Singapore Telecommunications Ltd.                    2,515,960        7,154,596
-------------------------------------------------------------------------------
Health Care Providers & Services -- 0.2%
Parkway Holdings Ltd.                                  759,675        2,203,314
-------------------------------------------------------------------------------


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       11

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
Singapore (concluded)
Industrial Conglomerates -- 0.7%
Fraser and Neave Ltd.                                  596,000   $    2,496,027
Keppel Corp. Ltd.                                      702,600        7,222,118
                                                                 --------------
                                                                      9,718,145
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.0%
Parkway Life Real Estate Investment Trust (c)           37,983           32,554
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.5%
CapitaLand Ltd.                                        996,000        5,607,915
Keppel Land Ltd.                                       153,000          885,048
                                                                 --------------
                                                                      6,492,963
-------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.0%
Noble Group Ltd.                                       102,733          169,245
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.0%
MobileOne Ltd.                                         279,090          406,528
-------------------------------------------------------------------------------
Total Common Stocks in Singapore                                     28,032,770
===============================================================================
South Africa -- 0.1%
Metals & Mining -- 0.0%
Gold Fields Ltd. (b)                                    14,900          269,243
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.1%
Sasol Ltd.                                              13,700          700,164
-------------------------------------------------------------------------------
Total Common Stocks in South Africa                                     969,407
===============================================================================
South Korea -- 2.6%
Commercial Banks -- 0.3%
Daegu Bank                                              43,000          762,112
Hana Financial Group, Inc.                              20,262        1,025,508
Kookmin Bank                                            23,000        1,880,822
Pusan Bank                                              45,400          814,917
                                                                 --------------
                                                                      4,483,359
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.2%
KT Corp. (b)                                           158,200        3,720,864
-------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Korea Electric Power Corp.                              16,100          711,727
-------------------------------------------------------------------------------
Electrical Equipment -- 0.1%
LS Cable Ltd.                                            7,000        1,081,291
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
Fine DNC Co., Ltd.                                      68,737          358,921
Interflex Co., Ltd.                                     93,800          667,742
                                                                 --------------
                                                                      1,026,663
-------------------------------------------------------------------------------
Food Products -- 0.0%
CJ Cheil Jedang Corp. (c)                                1,406          465,961
Nong Shim Co., Ltd.                                        400           88,724
                                                                 --------------
                                                                        554,685
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.1%
Paradise Co. Ltd.                                      220,834          975,516
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.0%
CJ Corp.                                                 2,394          267,985
-------------------------------------------------------------------------------
Insurance -- 0.6%
Dongbu Insurance Co., Ltd.                              38,300        2,329,918
Korean Reinsurance Co.                                 146,719        2,617,122
Meritz Fire & Marine Insurance Co. Ltd.                207,647        3,035,658
                                                                      7,982,698
-------------------------------------------------------------------------------
Metals & Mining -- 0.7%
POSCO                                                    6,200        4,521,251
POSCO (b)                                               28,800        5,292,000
                                                                 --------------
                                                                      9,813,251
-------------------------------------------------------------------------------
Multiline Retail -- 0.0%
Lotte Shopping Co. (b)(h)                                3,100           72,277
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.1%
Cheil Industries, Inc.                                  13,800          914,329
-------------------------------------------------------------------------------
Tobacco -- 0.3%
KT&G Corp.                                              57,000        4,598,126
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
SK Telecom Co., Ltd.                                     3,600          844,617
-------------------------------------------------------------------------------
Total Common Stocks in South Korea                                   37,047,388
===============================================================================
Spain -- 0.6%
Commercial Banks -- 0.5%
Banco Santander SA                                     322,625        7,055,707
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.1%
Cintra Concesiones de Infraestructuras de
  Transporte SA                                         43,500          763,034
-------------------------------------------------------------------------------
Total Common Stocks in Spain                                          7,818,741
===============================================================================
Sweden -- 0.2%
Diversified Financial Services -- 0.2%
Investor AB                                            138,205        3,434,455
-------------------------------------------------------------------------------
Total Common Stocks in Sweden                                         3,434,455
===============================================================================
Switzerland -- 2.3%
Capital Markets -- 0.7%
Credit Suisse Group                                     69,078        4,668,086
UBS AG                                                  82,820        4,440,175
                                                                 --------------
                                                                      9,108,261
-------------------------------------------------------------------------------
Food Products -- 0.9%
Nestle SA Registered Shares                             27,331       12,623,695
-------------------------------------------------------------------------------
Insurance -- 0.2%
Swiss Reinsurance Co. Registered Shares                 35,021        3,292,609
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.5%
Novartis AG Registered Shares                          137,640        7,321,668
-------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                   32,346,233
===============================================================================
Taiwan -- 0.8%
Commercial Banks -- 0.1%
Chinatrust Financial Holding Co. (c)                 1,031,000          756,349
SinoPac Financial Holdings Co., Ltd.                   193,000           90,063
Taishin Financial Holdings Co., Ltd.                   186,400           92,161
                                                                 --------------
                                                                        938,573
-------------------------------------------------------------------------------
Construction Materials -- 0.0%
Taiwan Cement Corp.                                    371,235          639,519
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.0%
Fubon Financial Holding Co. Ltd.                       285,200          278,009
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.3%
Chunghwa Telecom Co. Ltd.                            1,655,390        3,186,357
Chunghwa Telecom Co. Ltd. (b)                           52,397        1,006,022
                                                                 --------------
                                                                      4,192,379
-------------------------------------------------------------------------------


12       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
Taiwan (concluded)
Electronic Equipment & Instruments -- 0.3%
Delta Electronics, Inc.                                805,042   $    3,258,912
HON HAI Precision Industry Co., Ltd.                   184,000        1,410,653
                                                                 --------------
                                                                      4,669,565
-------------------------------------------------------------------------------
Insurance -- 0.1%
Cathay Financial Holding Co., Ltd.                     571,308        1,494,302
-------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                        12,212,347
===============================================================================
Thailand -- 0.6%
Commercial Banks -- 0.2%
Siam Commercial Bank PCL                             1,228,600        3,416,292
-------------------------------------------------------------------------------
Construction Materials -- 0.0%
Siam Cement PCL Foreign Shares                          48,900          379,002
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.0%
Hana Microelectronics PCL                              674,000          495,807
-------------------------------------------------------------------------------
Food Products -- 0.0%
Thai Union Frozen Products PCL Foreign Shares           38,800           27,450
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.3%
PTT Exploration & Production PCL                       107,900          514,339
PTT PCL                                                256,600        3,171,164
                                                                 --------------
                                                                      3,685,503
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.1%
Airports of Thailand PCL                               543,100          974,815
Bangkok Expressway PCL Foreign Shares                   58,400           42,616
                                                                 --------------
                                                                      1,017,431
-------------------------------------------------------------------------------
Total Common Stocks in Thailand                                       9,021,485
===============================================================================
United Kingdom -- 4.8%
Aerospace & Defense -- 0.4%
BAE Systems Plc                                        552,713        5,742,194
-------------------------------------------------------------------------------
Beverages -- 0.2%
Diageo Plc (b)                                          35,400        3,247,950
-------------------------------------------------------------------------------
Commercial Banks -- 0.6%
Barclays Plc                                           223,756        2,831,956
HBOS Plc                                               272,641        4,969,727
                                                                 --------------
                                                                      7,801,683
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.0%
Guinness Peat Group Plc                                195,052          288,349
-------------------------------------------------------------------------------
Food Products -- 0.6%
Cadbury Schweppes Plc (b)                               25,500        1,357,620
Premier Foods Plc                                      107,500          505,684
Unilever Plc                                           205,235        6,959,410
                                                                 --------------
                                                                      8,822,714
-------------------------------------------------------------------------------
Insurance -- 0.3%
Prudential Plc                                         215,275        3,516,839
-------------------------------------------------------------------------------
Metals & Mining -- 0.5%
Anglo American Plc                                      98,448        6,847,850
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.7%
Royal Dutch Shell Plc Class B                          238,235       10,394,143
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.3%
GlaxoSmithKline Plc                                    141,426        3,632,670
-------------------------------------------------------------------------------
Tobacco -- 0.4%
British American Tobacco Plc                           154,839        5,899,002
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.8%
Vodafone Group Plc                                   2,866,500       11,295,574
Vodafone Group Plc (b)                                  16,394          643,792
                                                                 --------------
                                                                     11,939,366
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                            68,132,760
===============================================================================
United States -- 36.9%
Aerospace & Defense -- 0.3%
Boeing Co.                                              11,500        1,133,785
General Dynamics Corp.                                   7,200          654,912
Goodrich Corp.                                           1,300           90,558
Honeywell International, Inc.                            1,300           78,533
L-3 Communications Holdings, Inc.                          800           87,712
Lockheed Martin Corp.                                      700           77,028
Northrop Grumman Corp.                                     900           75,258
Raytheon Co.                                             1,200           76,332
Spirit Aerosystems Holdings, Inc. Class A (c)           31,500        1,093,680
                                                                 --------------
                                                                      3,367,798
-------------------------------------------------------------------------------
Air Freight & Logistics -- 0.0%
FedEx Corp.                                              5,200          537,368
-------------------------------------------------------------------------------
Airlines -- 0.0%
Continental Airlines, Inc. Class B (c)                   1,500           51,525
-------------------------------------------------------------------------------
Auto Components -- 0.0%
Johnson Controls, Inc.                                   2,100           91,812
WABCO Holdings, Inc.                                       400           20,328
                                                                 --------------
                                                                        112,140
-------------------------------------------------------------------------------
Automobiles -- 0.1%
General Motors Corp.                                    22,375          876,876
-------------------------------------------------------------------------------
Beverages -- 0.3%
The Coca-Cola Co.                                       53,300        3,291,808
Coca-Cola Enterprises, Inc.                              3,600           92,916
Constellation Brands, Inc. Class A (c)                  40,200        1,009,824
Pepsi Bottling Group, Inc.                               2,000           86,160
PepsiAmericas, Inc.                                     16,900          603,668
                                                                 --------------
                                                                      5,084,376
-------------------------------------------------------------------------------
Biotechnology -- 0.0%
Senomyx, Inc. (c)                                       45,200          522,512
-------------------------------------------------------------------------------
Capital Markets -- 1.0%
The Bank of New York Mellon Corp.                      120,579        5,890,284
The Goldman Sachs Group, Inc.                              300           74,376
Morgan Stanley                                             700           47,082
Northern Trust Corp.                                    82,100        6,174,741
State Street Corp.                                      41,000        3,270,570
                                                                 --------------
                                                                     15,457,053
-------------------------------------------------------------------------------
Chemicals -- 0.1%
Albemarle Corp.                                          1,600           76,416
Celanese Corp. Series A                                  2,200           92,312
E.I. du Pont de Nemours & Co.                           23,600        1,168,436
Lubrizol Corp.                                           1,200           81,456
                                                                 --------------
                                                                      1,418,620
-------------------------------------------------------------------------------


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       13

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
United States (continued)
Commercial Banks -- 0.5%
Wachovia Corp.                                           5,900   $      269,807
Wells Fargo & Co.                                       25,600          870,656
                                                                 --------------
                                                                      1,140,463
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.0%
Dun & Bradstreet Corp.                                     900           87,165
Manpower, Inc.                                             900           67,266
Republic Services, Inc. Class A                          2,600           88,894
                                                                 --------------
                                                                        243,325
-------------------------------------------------------------------------------
Communications Equipment -- 2.4%
3Com Corp. (c)                                         678,100        3,309,128
Ciena Corp. (c)                                        136,800        6,547,248
Cisco Systems, Inc. (c)                                345,300       11,415,618
Comverse Technology, Inc. (c)                          282,300        5,425,806
Extreme Networks, Inc. (c)                              45,000          197,100
JDS Uniphase Corp. (c)                                  25,250          385,315
Juniper Networks, Inc. (c)                               2,400           86,400
Motorola, Inc.                                         182,300        3,425,417
QUALCOMM, Inc.                                          94,700        4,046,531
Tellabs, Inc. (c)                                        4,500           39,645
                                                                 --------------
                                                                     34,878,208
-------------------------------------------------------------------------------
Computers & Peripherals -- 1.6%
Apple Computer, Inc. (c)                                61,000       11,586,950
EMC Corp. (c)                                            4,000          101,560
Hewlett-Packard Co.                                     48,800        2,521,984
International Business Machines Corp.                   66,400        7,710,368
NCR Corp. (c)                                            1,400           38,626
Seagate Technology                                       3,200           89,088
Sun Microsystems, Inc. (c)                             361,500        2,064,165
Teradata Corp. (c)                                       1,400           39,942
Western Digital Corp. (c)                                3,400           88,128
                                                                 --------------
                                                                     24,240,811
-------------------------------------------------------------------------------
Construction & Engineering -- 0.8%
Foster Wheeler Ltd. (c)                                 71,000       10,525,750
KBR, Inc. (c)                                           26,921        1,154,372
                                                                 --------------
                                                                     11,680,122
-------------------------------------------------------------------------------
Consumer Finance -- 0.0%
Discover Financial Services                                350            6,755
SLM Corp.                                               15,700          740,412
                                                                 --------------
                                                                        747,167
-------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
Ball Corp.                                               1,700           84,286
Crown Holdings, Inc. (c)                                48,800        1,210,240
Owens-Illinois, Inc. (c)                                 2,100           93,282
Smurfit-Stone Container Corp. (c)                       64,100          776,251
                                                                 --------------
                                                                      2,164,059
-------------------------------------------------------------------------------
Distributors -- 0.0%
Genuine Parts Co.                                        1,600           78,512
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.0%
Bank of America Corp.                                   52,200        2,520,216
Citigroup, Inc.                                        256,500       10,747,350
JPMorgan Chase & Co.                                    25,600        1,203,200
                                                                 --------------
                                                                     14,470,766
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.0%
AT&T Inc.                                              129,937        5,430,067
CenturyTel, Inc.                                         1,500           66,075
Embarq Corp.                                             6,635          351,124
General Communication, Inc. Class A (c)                 57,900          679,167
Qwest Communications International Inc. (c)              6,100           43,798
Verizon Communications, Inc.                           157,000        7,232,990
Windstream Corp.                                        33,591          451,799
                                                                 --------------
                                                                     14,255,020
-------------------------------------------------------------------------------
Electric Utilities -- 0.6%
Duke Energy Corp.                                        4,200           80,514
Edison International                                     1,100           63,965
Exelon Corp.                                            39,000        3,228,420
Mirant Corp. (c)                                        55,300        2,342,508
PPL Corp.                                               60,300        3,117,510
                                                                 --------------
                                                                      8,832,917
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
Avnet, Inc. (c)                                          1,800           75,096
Tyco Electronics Ltd.                                   25,375          905,126
                                                                 --------------
                                                                        980,222
-------------------------------------------------------------------------------
Energy Equipment & Services -- 2.0%
Baker Hughes, Inc.                                      10,500          910,560
Complete Production Services, Inc. (c)                  73,700        1,466,630
ENSCO International, Inc.                               24,900        1,381,701
GlobalSantaFe Corp.                                     42,900        3,476,187
Grant Prideco, Inc. (c)                                 73,800        3,628,008
Halliburton Co.                                         56,550        2,229,201
Key Energy Services, Inc. (c)                           46,025          631,923
National Oilwell Varco, Inc. (c)                        34,200        2,504,808
Noble Corp.                                             25,300        1,339,635
Schlumberger Ltd.                                       45,800        4,422,906
Smith International, Inc.                               43,700        2,886,385
Transocean, Inc. (c)                                    12,750        1,521,968
Weatherford International Ltd. (c)                      19,450        1,262,500
                                                                 --------------
                                                                     27,662,412
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
CVS/Caremark Corp.                                      33,270        1,389,688
The Kroger Co.                                           2,600           76,414
SUPERVALU INC.                                          19,291          747,526
Wal-Mart Stores, Inc.                                   16,100          727,881
                                                                 --------------
                                                                      2,941,509
-------------------------------------------------------------------------------
Food Products -- 0.4%
ConAgra Foods, Inc.                                     46,200        1,096,326
Kraft Foods, Inc.                                       65,404        2,185,148
Sara Lee Corp.                                          40,200          664,908
Tyson Foods, Inc. Class A                                3,300           52,140
                                                                 --------------
                                                                      3,998,522
-------------------------------------------------------------------------------
Gas Utilities -- 0.0%
Oneok, Inc.                                              1,400           69,916
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.5%
Baxter International, Inc.                              20,600        1,236,206
Boston Scientific Corp. (c)                             82,600        1,145,662
Covidien Ltd.                                           25,375        1,055,600
Medtronic, Inc.                                         51,700        2,452,648
                                                                 --------------
                                                                      5,890,116
-------------------------------------------------------------------------------


14       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
United States (continued)
Health Care Providers & Services -- 1.2%
Aetna, Inc.                                             31,450   $    1,766,547
AmerisourceBergen Corp.                                 20,600          970,466
Cigna Corp.                                              1,500           78,735
Coventry Health Care, Inc. (c)                             900           54,279
DaVita, Inc. (c)                                        12,900          840,951
Express Scripts, Inc. (c)                                1,400           88,340
Health Net, Inc. (c)                                     1,500           80,415
HealthSouth Corp. (c)(m)                                35,860          718,993
Humana, Inc. (c)                                        10,300          771,985
Manor Care, Inc.                                        26,150        1,741,067
McKesson Corp.                                          20,600        1,361,660
Medco Health Solutions, Inc. (c)                        20,500        1,934,790
PharMerica Corp. (c)                                     1,675           26,716
Sierra Health Services, Inc. (c)                         2,600          109,980
UnitedHealth Group, Inc.                                77,100        3,789,465
WellPoint, Inc. (c)                                     45,325        3,591,100
                                                                 --------------
                                                                     17,925,489
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.5%
McDonald's Corp. (g)                                    55,100        3,289,470
Panera Bread Co. Class A (c)                            90,262        3,699,839
                                                                 --------------
                                                                      6,989,309
-------------------------------------------------------------------------------
Household Durables -- 0.0%
Mohawk Industries, Inc. (c)                                900           76,806
-------------------------------------------------------------------------------
Household Products -- 0.1%
Energizer Holdings, Inc. (c)                               700           73,010
The Procter & Gamble Co.                                20,800        1,446,016
                                                                 --------------
                                                                      1,519,026
-------------------------------------------------------------------------------
IT Services -- 0.0%
Accenture Ltd. Class A                                   1,500           58,575
Computer Sciences Corp. (c)                              1,400           81,746
DST Systems, Inc. (c)                                    1,000           84,710
Electronic Data Systems Corp.                            2,200           47,498
                                                                 --------------
                                                                        272,529
-------------------------------------------------------------------------------
Independent Power Producers & Energy
Traders -- 0.2%
The AES Corp. (c)                                       48,800        1,044,812
Dynegy, Inc. Class A (c)                                98,200          904,422
NRG Energy, Inc. (c)                                    11,000          502,260
                                                                 --------------
                                                                      2,451,494
-------------------------------------------------------------------------------
Industrial Conglomerates -- 1.8%
General Electric Co. (g)                               596,300       24,543,708
Tyco International Ltd.                                 25,375        1,044,689
                                                                 --------------
                                                                     25,588,397
-------------------------------------------------------------------------------
Insurance -- 3.2%
ACE Ltd.                                                68,100        4,127,541
The Allstate Corp.                                      24,500        1,283,800
American International Group, Inc. (g)                 232,800       14,694,336
Assurant, Inc.                                          23,500        1,373,340
Axis Capital Holdings Ltd.                               1,700           67,558
CNA Financial Corp.                                      1,400           55,482
Chubb Corp.                                                900           48,015
Darwin Professional Underwriters, Inc. (c)              12,200          276,696
Endurance Specialty Holdings Ltd.                       73,400        2,878,014
Everest Re Group Ltd.                                    3,300          351,582
Fidelity National Title Group, Inc. Class A            312,300        4,806,297
Genworth Financial, Inc. Class A                         1,600           43,680
Hartford Financial Services Group, Inc.                 18,800        1,824,164
IPC Holdings, Ltd.                                      40,000        1,196,400
Lincoln National Corp.                                     700           43,659
Loews Corp.                                              1,600           78,544
Marsh & McLennan Cos., Inc.                             24,000          621,360
Platinum Underwriters Holdings Ltd.                     31,800        1,144,800
Prudential Financial, Inc.                              10,900        1,054,248
RenaissanceRe Holdings Ltd.                             20,200        1,178,468
The Travelers Cos., Inc.                                77,200        4,030,612
XL Capital Ltd. Class A                                 89,700        6,453,915
                                                                 --------------
                                                                     47,632,511
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.0%
Expedia, Inc. (c)                                        2,800           91,448
Liberty Media Holding Corp. -- Interactive (c)           3,915           83,115
                                                                 --------------
                                                                        174,563
-------------------------------------------------------------------------------
Internet Software & Services -- 0.6%
eBay, Inc. (c)                                          15,000          541,500
Google, Inc. Class A (c)                                11,600        8,201,200
                                                                 --------------
                                                                      8,742,700
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.0%
Hasbro, Inc.                                             2,400           71,640
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.8%
Thermo Fisher Scientific, Inc. (c)                     155,000        9,115,550
Waters Corp. (c)                                        30,950        2,382,531
                                                                 --------------
                                                                     11,498,081
-------------------------------------------------------------------------------
Machinery -- 0.0%
Cummins, Inc.                                              700           83,972
Deere & Co.                                                600           92,940
Eaton Corp.                                                900           83,322
ITT Corp.                                                1,100           73,612
Ingersoll-Rand Co. Class A                               1,700           85,595
Parker Hannifin Corp.                                    1,200           96,444
SPX Corp.                                                1,200          121,560
Terex Corp. (c)                                          1,200           89,064
                                                                 --------------
                                                                        726,509
-------------------------------------------------------------------------------
Marine -- 0.2%
American Commercial Lines, Inc. (c)                    157,300        2,345,343
-------------------------------------------------------------------------------
Media -- 0.9%
CBS Corp. Class B                                        2,400           68,880
Comcast Corp. Class A (c)                              417,600        8,790,480
Discovery Holding Co. (c)                                5,800          165,358
Idearc, Inc.                                             8,126          219,239
Liberty Media Holding Corp. -- Capital (c)                  17            2,125
Time Warner, Inc.                                       44,800          818,048
Viacom, Inc. Class B (c)                                20,450          844,381
Virgin Media, Inc.                                      40,450          894,350
                                                                 --------------
                                                                     11,802,861
-------------------------------------------------------------------------------


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       15

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Common Stocks                                 Held         Value
===============================================================================
United States (continued)
Metals & Mining -- 1.2%
AK Steel Holding Corp. (c)                               1,800   $       90,234
Alcoa, Inc.                                             60,000        2,375,400
Freeport-McMoRan Copper & Gold, Inc. Class B            20,000        2,353,600
Newmont Mining Corp.                                   223,000       11,341,780
United States Steel Corp.                                1,000          107,900
                                                                 --------------
                                                                     16,268,914
-------------------------------------------------------------------------------
Multi-Utilities -- 0.1%
CMS Energy Corp.                                        54,100          918,077
CenterPoint Energy, Inc.                                 2,900           48,604
Sempra Energy                                              700           43,057
                                                                 --------------
                                                                      1,009,738
-------------------------------------------------------------------------------
Multiline Retail -- 0.0%
Big Lots, Inc. (c)                                       2,800           67,144
Family Dollar Stores, Inc.                               2,300           58,305
                                                                 --------------
                                                                        125,449
-------------------------------------------------------------------------------
Office Electronics -- 0.1%
Xerox Corp. (c)                                         67,400        1,175,456
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 4.5%
Anadarko Petroleum Corp.                                25,800        1,522,716
Apache Corp.                                            15,000        1,557,150
Chevron Corp.                                           61,250        5,604,988
ConocoPhillips                                          51,000        4,332,960
Consol Energy, Inc.                                    161,800        9,141,700
Devon Energy Corp.                                      41,300        3,857,420
El Paso Corp.                                          574,600       10,147,436
Exxon Mobil Corp. (g)                                  142,100       13,071,779
Foundation Coal Holdings, Inc.                          54,450        2,326,104
Hess Corp.                                              22,200        1,589,742
Marathon Oil Corp.                                      36,400        2,152,332
Murphy Oil Corp.                                        25,000        1,840,750
Noble Energy, Inc.                                       1,300           99,502
Occidental Petroleum Corp.                              38,850        2,682,593
Peabody Energy Corp.                                    82,300        4,588,225
Stone Energy Corp. (c)                                  18,000          802,440
Sunoco, Inc.                                               900           66,240
Valero Energy Corp.                                      1,200           84,516
                                                                 --------------
                                                                     65,468,593
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.1%
International Paper Co.                                 48,300        1,785,168
-------------------------------------------------------------------------------
Personal Products -- 0.1%
Avon Products, Inc.                                     28,200        1,155,636
-------------------------------------------------------------------------------
Pharmaceuticals -- 2.7%
Abbott Laboratories                                     25,400        1,387,348
Bristol-Myers Squibb Co.                               179,600        5,386,204
Eli Lilly & Co.                                         36,100        1,954,815
Johnson & Johnson                                      181,900       11,854,423
King Pharmaceuticals, Inc. (c)                           3,300           34,980
Merck & Co., Inc.                                       71,975        4,193,264
Pfizer, Inc.                                           379,000        9,327,190
Schering-Plough Corp.                                   93,200        2,844,464
Valeant Pharmaceuticals International (c)               71,400        1,038,870
Wyeth                                                   41,200        2,003,556
                                                                 --------------
                                                                     40,025,114
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.0%
Ventas, Inc.                                            11,600          497,524
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.2%
The St. Joe Co. (m)                                    102,800        3,480,808
-------------------------------------------------------------------------------
Road & Rail -- 1.9%
Burlington Northern Santa Fe Corp.                      97,000        8,453,550
CSX Corp.                                                2,000           89,540
Norfolk Southern Corp.                                  85,100        4,395,415
Union Pacific Corp.                                    115,400       14,775,816
                                                                 --------------
                                                                     27,714,321
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 0.2%
Applied Materials, Inc.                                 74,600        1,448,732
Genesis Microchip, Inc. (c)                             63,100          465,678
Intel Corp.                                             80,400        2,162,760
Intersil Corp. Class A                                   2,500           75,850
LSI Logic Corp. (c)                                     21,600          142,560
Novellus Systems, Inc. (c)                               2,200           62,502
Nvidia Corp. (c)                                         2,400           84,912
                                                                 --------------
                                                                      4,442,994
-------------------------------------------------------------------------------
Software -- 2.1%
BMC Software, Inc. (c)                                   1,400           47,376
Borland Software Corp. (c)                              14,000           61,320
CA, Inc. (m)                                           238,500        6,308,325
Cadence Design Systems, Inc. (c)                         2,900           56,840
Microsoft Corp.                                        567,600       20,893,356
Novell, Inc. (c)                                        49,300          372,708
Oracle Corp. (c)                                         4,100           90,897
Synopsys, Inc. (c)                                       2,500           70,650
TIBCO Software, Inc. (c)                               206,900        1,899,342
                                                                 --------------
                                                                     29,800,814
-------------------------------------------------------------------------------
Specialty Retail -- 0.0%
The Sherwin-Williams Co.                                 1,200           76,705
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.0%
Hanesbrands, Inc. (c)                                    5,050          156,752
Unifi, Inc. (c)                                        140,200          391,158
                                                                 --------------
                                                                        547,910
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.1%
Fannie Mae                                              18,200        1,038,128
-------------------------------------------------------------------------------
Tobacco -- 0.2%
Altria Group, Inc.                                      34,400        2,508,792
Loews Corp. -- Carolina Group                            1,100           94,358
                                                                 --------------
                                                                      2,603,150
-------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.0%
WW Grainger, Inc.                                          900           80,928
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.4%
Macquarie Infrastructure Co. LLC                       144,800        6,046,848
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.5%
Alltel Corp.                                            32,100        2,283,915
Sprint Nextel Corp. (m)                                239,400        4,093,740
Telephone & Data Systems, Inc.                             900           62,820
U.S. Cellular Corp. (c)                                    900           84,735
                                                                 --------------
                                                                      6,525,210
-------------------------------------------------------------------------------
Total Common Stocks in the United States                            529,389,001
-------------------------------------------------------------------------------
Total Common Stocks (Cost -- $929,430,485) -- 84.4%               1,208,604,740
===============================================================================


16       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Industry    Preferred Stocks                              Held        Value
===============================================================================
United States -- 0.0%
Thrifts & Mortgage Finance -- 0.0%
Fannie Mae Series 2004-1, 5.375% (a)                         5   $      491,056
-------------------------------------------------------------------------------
Total Preferred Stocks (Cost -- $460,000) -- 0.0%                       491,056
===============================================================================

===============================================================================
            Exchange-Traded Funds
===============================================================================
Brazil -- 0.3%
iShares MSCI Brazil (Free) Index Fund (c)(m)            50,000        4,280,000
-------------------------------------------------------------------------------
Total Exchange-Traded Funds in Brazil                                 4,280,000
===============================================================================
South Korea -- 1.5%
iShares MSCI South Korea Index Fund                    290,000       21,680,400
-------------------------------------------------------------------------------
Total Exchange-Traded Funds in South Korea                           21,680,400
===============================================================================
United States -- 5.1%
Consumer Staples Select Sector SPDR Fund (m)           132,400        3,761,484
Health Care Select Sector SPDR Fund (m)                133,400        4,803,734
iShares Dow Jones US Telecommunications
  Sector Index Fund                                     64,300        2,079,462
iShares Dow Jones US Utilities Sector Index Fund         4,900          504,994
iShares Silver Trust (c)                                36,800        5,284,480
streetTRACKS(R) Gold Trust (c)                         601,800       47,313,516
Telecom HOLDRs Trust (c)                                18,100          742,100
Utilities Select Sector SPDR Fund (m)                  204,800        8,693,760
Vanguard Telecommunication Services ETF                  2,300          189,336
-------------------------------------------------------------------------------
Total Exchange-Traded Funds in the United States                     73,372,866
-------------------------------------------------------------------------------
Total Exchange-Traded Funds (Cost -- $78,781,601) -- 6.9%            99,333,266
===============================================================================

===============================================================================
            Mutual Funds
===============================================================================
Vietnam -- 0.3%
Vietnam Enterprise Investments Ltd. -- R Shares (c)    139,954          769,747
Vinaland Ltd. (c)                                    2,673,680        4,170,941
-------------------------------------------------------------------------------
Total Mutual Funds (Cost -- $4,559,039) -- 0.3%                       4,940,688
===============================================================================

===============================================================================
            Warrants (n)
===============================================================================
Canada -- 0.0%
Metals & Mining -- 0.0%
Peak Gold Ltd. (expires 4/03/2012)                     170,500           47,830
-------------------------------------------------------------------------------
Total Warrants (Cost -- $34,869) -- 0.0%                                 47,830
===============================================================================

Fixed Income Securities

                                                          Face
            Corporate Bonds                             Amount
===============================================================================
China -- 0.3%
Automobiles -- 0.2%
Brilliance China Finance Ltd., 0%
  due 6/07/2011 (a)(i)                           USD 1,820,000        2,245,516
-------------------------------------------------------------------------------
Food Products -- 0.1%
Chaoda Modern Agriculture Holdings Ltd., 0%
  due 5/08/2011 (a)(i)                           HKD 9,080,000        1,490,829
-------------------------------------------------------------------------------
Total Corporate Bonds in China                                        3,736,345
===============================================================================
Hong Kong -- 0.0%
Real Estate Management & Development -- 0.0%
Hongkong Land CB 2005 Ltd., 2.75%
  due 12/21/2012 (a)                             USD   200,000          277,259
-------------------------------------------------------------------------------
Total Corporate Bonds in Hong Kong                                      277,259
===============================================================================
India -- 1.1%
Automobiles -- 0.2%
Tata Motors Ltd., 1% due 4/27/2011 (a)               1,945,000        2,419,794
-------------------------------------------------------------------------------
Beverages -- 0.0%
McDowell & Co. Ltd., 2% due 3/30/2011 (a)              170,000          464,525
-------------------------------------------------------------------------------
Metals & Mining -- 0.1%
Gujarat NRE Coke Ltd., 0% due 4/12/2011 (a)(i)       1,000,000        1,900,000
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.6%
Housing Development Finance Corp., 0%
  due 9/27/2010 (a)(i)                               4,000,000        8,445,000
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Reliance Communications Ltd., 0%
  due 3/01/2012 (a)(i)                               2,300,000        3,133,750
-------------------------------------------------------------------------------
Total Corporate Bonds in India                                       16,363,069
===============================================================================
Malaysia -- 0.9%
Diversified Financial Services -- 0.0%
Feringghi Capital Ltd., 0% due 12/22/2009 (a)(i)       600,000          724,500
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.5%
Rafflesia Capital Ltd., 1.25% due 10/04/2011 (a)     5,500,000        6,525,990
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.1%
Berjaya Land BHD, 8% due 8/15/2011 (a)           MYR 3,790,000        1,233,028
Resorts World BHD, 0% due 9/19/2008 (a)(i)             420,000          177,571
                                                                 --------------
                                                                      1,410,599
-------------------------------------------------------------------------------
Multi-Utilities -- 0.3%
YTL Power Finance Cayman Ltd., 0%
  due 5/09/2010 (a)(i)                           USD 3,500,000        4,243,750
-------------------------------------------------------------------------------
Total Corporate Bonds in Malaysia                                    12,904,839
===============================================================================
Singapore -- 0.3%
Oil, Gas & Consumable Fuels -- 0.2%
Enercoal Resources Series BUMI, 0%
  due 6/22/2012 (a)(i)                               1,200,000        2,364,000
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.1%
Keppel Land Ltd., 2.50%
  due 6/23/2013 (a)                              SGD 1,000,000          929,770
-------------------------------------------------------------------------------
Total Corporate Bonds in Singapore                                    3,293,770
===============================================================================
Taiwan -- 0.0%
Insurance -- 0.0%
Shin Kong Financial Holding Co. Ltd., 0%
  due 6/17/2009 (a)(i)                           USD    20,000           23,474
-------------------------------------------------------------------------------
Total Corporate Bonds in Taiwan                                          23,474
===============================================================================


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       17

Schedule of Investments (continued)                            (in U.S. dollars)

                                                          Face
Industry    Corporate Bonds                             Amount        Value
===============================================================================
United Arab Emirates -- 0.6%
Oil, Gas & Consumable Fuels -- 0.1%
Dana Gas Sukuk Ltd., 7.50%
  due 10/31/2012 (a)                             USD 1,700,000   $    1,805,995
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.5%
Aldar Funding Ltd., 5.767%
  due 11/10/2011 (a)                                 4,400,000        7,414,000
-------------------------------------------------------------------------------
Total Corporate Bonds in the United Arab Emirates                     9,219,995
===============================================================================
United States -- 0.7%
Biotechnology -- 0.0%
Cell Genesys, Inc., 3.125%
  due 11/01/2011 (a)                                    90,000           72,675
Nabi Biopharmaceuticals, 2.875%
  due 4/15/2025 (a)                                     50,000           42,375
                                                                 --------------
                                                                        115,050
-------------------------------------------------------------------------------
Commercial Banks -- 0.3%
Preferred Term Securities (k):
    XXIV, Ltd., 5.965% due 3/22/2037 (h)             1,200,000          978,000
    XXV, Ltd., 5.758% due 6/22/2037                  1,150,000          968,875
    XXVI, Ltd., 6.191% due 9/22/2037                   970,000          817,225
    XXVII, Ltd., 6.29% due 12/22/2037                  900,000          915,750
                                                                 --------------
                                                                      3,679,850
-------------------------------------------------------------------------------
Food Products -- 0.4%
IOI Capital BhD Series IOI, 0%
  due 12/18/2011 (a)(i)                              3,150,000        5,103,000
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.0%
McMoRan Exploration Co., 5.25%
  due 10/06/2011 (a)                                   480,000          508,800
-------------------------------------------------------------------------------
Total Corporate Bonds in the United States                            9,406,700
-------------------------------------------------------------------------------
Total Corporate Bonds (Cost -- $44,420,398) -- 3.9%                  55,225,451
===============================================================================

===============================================================================
            Structured Notes
===============================================================================
Europe -- 1.1%
Goldman Sachs & Co. (Dow Jones EURO
  STOXX 50(R) Index Linked Notes),
  due 6/20/2008 (c)(j)                           USD 7,060,000        8,069,163
JPMorgan Chase & Co. (Dow Jones EURO
  STOXX 50(R) Index Linked Notes),
  due 6/17/2008 (c)(j)                               7,060,000        7,993,332
-------------------------------------------------------------------------------
Total Structured Notes in Europe                                     16,062,495
===============================================================================
Japan -- 0.3%
Goldman Sachs & Co. (TOPIX(R) Index Linked
  Notes), due 1/28/2008 (l)                          4,000,000        3,986,648
-------------------------------------------------------------------------------
Total Structured Notes in Japan                                       3,986,648
===============================================================================
United States -- 3.2%
JPMorgan Chase & Co. (Bearish Buffered Return
  Enhanced Notes Linked Inversely to the
  S&P 500), due 5/04/2009 (l)                       18,400,000       17,831,440
Morgan Stanley (Bear Market PLUS S&P 500
  Linked Notes), due 5/07/2009 (c)(l)                8,756,000        8,495,070
UBS AG (Gold Linked Notes) (c)(j):
    due 1/31/2008                                   10,500,000       12,953,850
    due 3/23/2009                                    5,600,000        6,122,480
-------------------------------------------------------------------------------
Total Structured Notes in the United States                          45,402,840
-------------------------------------------------------------------------------
Total Structured Notes (Cost -- $61,376,000) -- 4.6%                 65,451,983
-------------------------------------------------------------------------------
Total Fixed Income Securities (Cost -- $105,796,398) -- 8.5%        120,677,434
===============================================================================

===============================================================================
            Short-Term Securities
===============================================================================
United States -- 3.3%
Fannie Mae, 4.71% due 11/15/2007                     5,000,000        4,991,172
Federal Home Loan Bank:
    4.40% due 11/01/2007                            15,542,000       15,542,000
    4.39% due 11/28/2007                             3,000,000        2,990,111
                                                                 --------------
                                                                     23,523,283
-------------------------------------------------------------------------------

===============================================================================
                                                    Beneficial
                                                      Interest
===============================================================================
BlackRock Liquidity Series, LLC
  Money Market Series, 5.04% (d)(e)(f)          USD 23,426,000       23,426,000
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $46,949,283) -- 3.3%                                        46,949,283
===============================================================================

===============================================================================
                                                     Number of
            Options Purchased                        Contracts
===============================================================================
Call Options Purchased
Bristol-Myers Squibb Co., expiring January 2009
  at USD 35                                              1,020          104,550
The Gap, Inc., expiring January 2008 at
  USD 22.5                                                 103            2,317
General Motors Corp.:
    expiring January 2010 at USD 50                        559          273,910
    expiring January 2010 at USD 60                        140           38,010
Goldcorp, Inc., expiring January 2008 at
  USD 32.5                                               9,205        4,234,300
Medtronic, Inc.:
    expiring January 2009 at USD 50                        152           76,000
    expiring January 2009 at USD 60                        350           71,750
Newmont Mining Corp.:
    expiring January 2008 at USD 50                        580          229,100
    expiring January 2008 at USD 55                        968          176,660
                                                                 --------------
                                                                      5,206,597
-------------------------------------------------------------------------------
Put Options Purchased
Bank of America Corp., expiring November 2007
  at USD 45                                              1,675           37,688
Bed Bath & Beyond, Inc., expiring November
  2007 at USD 35                                           910          136,500
Black & Decker Corp., expiring November 2007
  at USD 80                                                503           10,060
Carnival Corp., expiring January 2008 at USD 40          1,020           48,450


18       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                     Number of
            Options Purchased                        Contracts        Value
===============================================================================
Put Options Purchased (concluded)
iShares Russell 2000 Index Fund:
    expiring November 2007 USD 75                        3,955   $       98,875
    expiring November 2007 at USD 78                     6,317          363,228
    expiring November 2007 at USD 80                    11,362        1,073,709
Masco Corp., expiring January 2008 at
  USD 22.5                                               1,000          120,000
Royal Caribbean Cruises Ltd., expiring
  December 2007 at USD 35                                1,020           35,700
Russell 2000 Index, expiring December
  2007 at USD 800                                          413          786,765
S&P 500 Index:
    expiring November 2007 at USD 147.5                    138           71,070
    expiring November 2007 at USD 150                      276          220,800
Sears Holdings Corp., expiring December
  2007 at USD 120                                          511          166,075
The Sherwin-Williams Co., expiring
  December 2007 at USD 60                                  990          178,200
Williams-Sonoma, Inc., expiring November
  2007 at USD 30                                           900           81,000
                                                                 --------------
                                                                      3,428,120
-------------------------------------------------------------------------------
Total Options Purchased (Premiums Paid -- $13,879,884) -- 0.6%        8,634,717
-------------------------------------------------------------------------------
Total Investments Before Options Written and Investments
Sold Short (Cost -- $1,179,891,559) -- 104.0%                     1,489,679,014
===============================================================================

===============================================================================
            Options Written
===============================================================================
Call Options Written
3Com Corp., expiring January 2008 at USD 5               5,628          (70,350)
American Commercial Lines, Inc., expiring
  March 2008 at USD 17.5                                   556          (61,160)
Apple Computer, Inc., expiring January 2008
  at USD 85                                                610       (6,443,125)
Burlington Northern Santa Fe Corp.:
    expiring January 2008 at USD 90                        117          (40,950)
    expiring January 2008 at USD 95                        295          (55,312)
    expiring January 2009 at USD 90                        324         (353,160)
Ciena Corp:
    expiring January 2008 at USD 30                        301         (547,820)
    expiring January 2008 at USD 40                      1,067       (1,013,650)
Comcast Corp. Class A, expiring April 2008
  at USD 27.5                                            2,064          (41,280)
Comverse Technology Inc.:
    expiring January 2008 at USD 17.5                    2,504         (613,480)
    expiring January 2008 at USD 20                         30           (2,850)
Consol Energy, Inc., expiring January 2009
  at USD 45                                                496         (845,680)
eBay, Inc.:
    expiring January 2008 at USD 20                         78         (126,750)
    expiring January 2008 at USD 25                         72          (81,000)
El Paso Corp., expiring January 2008 at USD 15             571         (164,162)
Exelon Corp., expiring January 2008 at USD 75              390         (391,950)
Foster Wheeler Ltd.:
    expiring January 2008 at USD 130                       157         (410,555)
    expiring January 2009 at USD 135                        56         (231,280)
Motoral, Inc.:
    expiring January 2008 at USD 17.5                      161          (29,141)
    expiring January 2008 at USD 20                        241          (12,050)
Norfolk Southern Corp.:
    expiring January 2008 at USD 50                        357         (146,370)
    expiring January 2009 at USD 55                        494         (303,810)
Nortel Networks Corp., expiring January 2008 at
  USD 22.5                                                 788          (11,820)
Novell, Inc., expiring January 2008 at USD 7.5             298          (16,390)
Panera Bread Co. Class A:
    expiring January 2008 at USD 50                        312          (14,820)
    expiring January 2008 at USD 55                        535           (9,363)
Peabody Energy Corp., expiring January 2008
  at USD 40                                                429         (701,415)
Petroleo Brasileiro SA:
    expiring January 2008 at USD 52.5                      392       (1,722,840)
    expiring January 2008 at USD 55                        294       (1,225,980)
QUALCOMM, Inc., expiring January 2008 at USD 40            947         (411,945)
Smith International, Inc., expiring January 2008 at
  USD 40                                                   222         (582,750)
Sprint Nextel Corp.:
    expiring January 2008 at USD 20                        248           (6,820)
    expiring January 2008 at USD 22.5                      251           (1,883)
The St. Joe Co.:
    expiring March 2008 at USD 35                          412         (120,510)
    expiring January 2009 at USD 35                        307         (170,385)
    expiring January 2009 at USD 40                        172          (62,780)
State Street Corp:
    expiring May 2008 at USD 75                            103         (118,450)
    expiring May 2008 at USD 80                            103          (86,520)
Suncor Energy, Inc., expiring January 2008 at USD 75       242         (854,260)
TIBCO Software, Inc., expiring January 2008
  at USD 10                                                963          (52,965)
Valeant Pharmaceuticals International, expiring
  January 2009 at USD 15                                   714         (144,585)
Xerox Corp., expiring January 2009 at USD 20               674          (96,045)
                                                                 --------------
                                                                    (18,398,411)
-------------------------------------------------------------------------------
Put Options Written
Russell 2000 Index, expiring December 2007
  at USD 700                                               413         (154,875)
S&P 500 Index, expiring November 2007
  at USD 142.5                                             276          (51,060)
                                                                 --------------
                                                                       (205,935)
-------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $9,854,465) -- (1.3%)                         (18,604,346)
===============================================================================

===============================================================================
                                                       Shares
                                                         Held
===============================================================================
Investments Sold Short
Leggett & Platt Inc.                                 (152,200)       (2,957,246)
Masco Corp.                                          (224,400)       (5,403,552)
Williams-Sonoma, Inc.                                (149,400)       (4,697,136)
-------------------------------------------------------------------------------
Total Investments Sold Short
(Proceeds -- $12,998,642) -- (0.9%)                                 (13,057,934)
===============================================================================
Total Investments, Net of Options Written and Investments
Sold Short (Cost -- $1,157,038,452*) -- 101.8%                    1,458,016,734

Liabilities in Excess of Other Assets -- (1.8%)                     (25,394,482)
                                                                 --------------
Net Assets -- 100.0%                                             $1,432,622,252
                                                                 ==============


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       19

Schedule of Investments (continued)                            (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 1,183,675,579
                                                                ===============
      Gross unrealized appreciation ........................    $   334,725,119
      Gross unrealized depreciation ........................        (28,721,684)
                                                                ---------------
      Net unrealized appreciation ..........................    $   306,003,435
                                                                ===============

(a)   Convertible security.
(b)   Depositary receipts.
(c)   Non-income producing security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                               $(12,236,629)   $804,228
      BlackRock Liquidity Series, LLC
        Money Market Series                             $ 23,426,000    $ 81,425
      --------------------------------------------------------------------------

(e)   Represents the current yield as of October 31, 2007.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(i)   Represents a zero coupon bond.
(j) Security represents an index linked note. Value of the instruments is derived from the price fluctuations in the underlying index.
(k)   Floating rate security.
(l) Security represents an index linked note. Value of the instruments is inversely derived from the price fluctuations in the underlying index.
(m)   Security, or a portion of security, is on loan.
(n) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized indexes or ratings group indexes, and/or as defined by Fund management. This definition may apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Forward foreign exchange contracts purchased as of October 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                Settlement         Appreciation
      Foreign Currency Purchased                   Date           (Depreciation)
      --------------------------------------------------------------------------
      EUR        30,280,000                   December 2007          $720,622
      JPY       943,937,619                   November 2007            79,963
      JPY        82,353,250                   December 2007            (2,896)
      VND     3,025,804,500                      May 2008              (1,780)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts
      -- Net (USD Commitment -- $52,204,225)                         $795,909
                                                                     ========

o Forward foreign exchange contracts sold as of October 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                Settlement           Unrealized
      Foreign Currency Sold                        Date             Appreciation
      --------------------------------------------------------------------------
      VND     3,025,804,500                      May  2008             $1,897
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts
      -- Net (USD Commitment -- $188,818)                              $1,897
                                                                       ======

o Financial futures contracts purchased as of October 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------
                                                                                      Unrealized
      Number of                                       Expiration          Face       Appreciation
      Contracts       Issue              Exchange        Date             Value     (Depreciation)
      --------------------------------------------------------------------------------------------
         20       Dax Index 25 Euro       Eurex
                                       Deutschland     December
                                                         2007          $5,690,174     $ 147,082
         65       FTSE 100 Index          LIFFE        December
                                                         2007           8,822,680       298,242
         25       Hang Seng Index       Hong Kong      November
                                                         2007           5,022,404        20,820
         26       Hang Seng Index       Hong Kong      December
                                                         2007           4,306,603       953,614
         80       MSCI Singapore        Singapore      November
                      IX Ets                             2007           5,183,463       (68,727)
         40       Osaka Nikkei 225        Osaka        December
                                                         2007           5,580,399       213,386
         19       S&P 500 Index          Chicago       December
                                                         2007           7,336,260        49,515
         60       S&P TSE 60 Index       Montreal      December
                                                         2007          10,270,023       559,385
         56       SPI 200 Index          Sydney        December
                                                         2007           8,242,184       616,941
        220       Taiwan MSCI           Singapore      November
                  Simex Index                            2007           8,422,480        10,120
         50       TOPIX Index             Tokyo        December
                                                         2007           6,717,202       288,822
      --------------------------------------------------------------------------------------------
      Total Unrealized Appreciation -- Net                                           $3,089,200
                                                                                     ==========

o     Financial futures contracts sold as of October 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                       Expiration         Face          Unrealized
      Contracts       Issue              Exchange        Date            Value        Depreciation
      --------------------------------------------------------------------------------------------
          9       Russell 200 Future     Chicago       December
                                                         2007          $3,710,441      $(34,909)
      --------------------------------------------------------------------------------------------
      Total Unrealized Depreciation                                                    $(34,909)
                                                                                       ========


20       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Schedule of Investments (concluded)                            (in U.S. dollars)

o     Swaps contracts outstanding as of October 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                             Notional            Appreciation
                                                              Amount            (Depreciation)
      ----------------------------------------------------------------------------------------
      Receive (pay) a variable return based on
      the change in the since inception return of
      the KOSPI 200 Index and pay a floating rate
      based on 1-month USD LIBOR

      Broker, Citibank N.A.
      Expires December 2007                             KRW     15,000,000          $209,655

      Bought credit default protection on
      DaimlerChrysler NA Holding Corp and
      pay 0.53%

      Broker, JPMorgan Chase
      Expires June 2011                                 EUR        160,000            (2,178)

      Bought credit default protection on
      Carnival Corp and pay 0.25%

      Broker, JPMorgan Chase
      Expires September 2011                            USD        310,000               402

      Bought credit default protection on
      Whirlpool Corp and pay 0.48%

      Broker, JPMorgan Chase
      Expires September 2011                            USD        103,000              (418)

      Bought credit default protection on
      McDonald's Corp. and pay 0.16%

      Broker, JPMorgan Chase
      Expires September 2011                            USD        103,000                (1)

      Bought credit default protection on
      JC Penney Corp., and pay 0.53%

      Broker, JPMorgan Chase
      Expires September 2011                            USD        103,000               647
      ----------------------------------------------------------------------------------------
      Total                                                                         $208,107
                                                                                    ========

o     Currency Abbreviations:

      EUR     Euro
      HKD     Hong Kong Dollar
      JPY     Japanese Yen
      KRW     South Korean Won
      MYR     Malaysian Ringgit
      SGD     Singapore Dollar
      USD     U.S. Dollar
      VND     Vietnam Dong

      See Notes to Financial Statements.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       21

Statement of Assets and Liabilities

As of October 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $1,142,585,675)
  (including securities loaned of $23,004,340) .............................................                        $ 1,457,618,297
Investments in affiliated securities, at value (identified cost -- $23,426,000) ............                             23,426,000
Options purchased, at value (premiums paid -- $13,879,884) .................................                              8,634,717
Unrealized appreciation on swaps ...........................................................                                210,704
Unrealized appreciation on foreign exchange contracts ......................................                                805,471
Foreign cash (cost -- $600,672) ............................................................                                606,408
Cash .......................................................................................                                218,338
Cash held in connection with investments sold short ........................................                             13,884,527
Cash held in connection with options written ...............................................                                533,000
Receivables:
   Securities sold .........................................................................    $     7,940,313
   Beneficial interest sold ................................................................          4,829,522
   Dividends ...............................................................................          2,257,534
   Variation margin ........................................................................            222,595
   Interest ................................................................................             91,916
   Securities lending ......................................................................             17,780          15,359,660
                                                                                                ---------------
Prepaid expenses and other assets ..........................................................                                 43,592
                                                                                                                    ---------------
Total assets ...............................................................................                          1,521,340,714
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value ..................................................                             23,426,000
Investments sold short, at market value (proceeds -- $12,998,642) ..........................                             13,057,934
Options written, at value (premiums received -- $9,854,465) ................................                             18,604,346
Unrealized depreciation on forward foreign exchange contracts ..............................                                  4,676
Unrealized depreciation on swaps ...........................................................                                  2,597
Deferred foreign capital gain tax ..........................................................                                222,999
Payables:
   Securities purchased ....................................................................         28,851,858
   Beneficial interest redeemed ............................................................          2,532,908
   Investment adviser ......................................................................            912,137
   Distributor .............................................................................            456,893
   Other affiliates ........................................................................            197,235
   Reorganization expense ..................................................................             57,573
   Dividends on short sales ................................................................             17,181
   Swaps ...................................................................................                362          33,026,147
                                                                                                ---------------
Accrued expenses and other liabilities .....................................................                                373,763
                                                                                                                    ---------------
Total liabilities ..........................................................................                             88,718,462
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .................................................................................                        $ 1,432,622,252
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.10 par value, unlimited shares
  of beneficial interest authorized ........................................................                        $     2,539,027
Investor A Shares of Common Stock, $.10 par value, unlimited shares of
  beneficial interest authorized ...........................................................                              4,300,906
Investor B Shares of Common Stock, $.10 par value, unlimited shares of
  beneficial interest authorized ...........................................................                                563,756
Investor C Shares of Common Stock, $.10 par value, unlimited shares of
  beneficial interest authorized ...........................................................                              2,039,433
Class R Shares of Common Stock, $.10 par value, unlimited shares of
  beneficial interest authorized ...........................................................                                 72,589
Paid-in capital in excess of par ...........................................................                          1,060,715,901
Undistributed investment income -- net .....................................................    $     3,269,014
Undistributed realized capital gains -- net ................................................         54,238,247
Unrealized appreciation -- net .............................................................        304,883,379
                                                                                                ---------------
Total accumulated earnings -- net ..........................................................                            362,390,640
                                                                                                                    ---------------
Net assets .................................................................................                        $ 1,432,622,252
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $383,600,566 and 25,390,266 shares of
  beneficial interest outstanding ..........................................................                        $         15.11
                                                                                                                    ===============
Investor A -- Based on net assets of $648,401,822 and 43,009,064 shares of
  beneficial interest outstanding ..........................................................                        $         15.08
                                                                                                                    ===============
Investor B -- Based on net assets of $84,465,430 and 5,637,561 shares of
  beneficial interest outstanding ..........................................................                        $         14.98
                                                                                                                    ===============
Investor C -- Based on net assets of $305,240,617 and 20,394,327 shares of
  beneficial interest outstanding ..........................................................                        $         14.97
                                                                                                                    ===============
Class R -- Based on net assets of $10,913,817 and 725,885 shares of
  beneficial interest outstanding ..........................................................                        $         15.04
                                                                                                                    ===============

      See Notes to Financial Statements.


22       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Statement of Operations

For the Year Ended October 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $933,911 foreign withholding tax) ........................................                        $    16,015,148
Interest (including $804,228 from affiliates) (net of $8,854 foreign withholding tax) ......                              1,160,197
Securities lending -- net ..................................................................                                 81,425
                                                                                                                    ---------------
Total income ...............................................................................                             17,256,770
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ...................................................................    $     6,558,197
Service and distribution fees -- Investor C ................................................          1,955,132
Service fees -- Investor A .................................................................            841,992
Custodian fees .............................................................................            525,944
Service and distribution fees -- Investor B ................................................            523,691
Transfer agent fees -- Investor A ..........................................................            285,149
Accounting services ........................................................................            276,007
Transfer agent fees -- Investor C ..........................................................            158,048
Reorganization expense .....................................................................            133,425
Registration fees ..........................................................................            119,490
Transfer agent fees -- Institutional .......................................................            117,583
Printing and shareholder reports ...........................................................             79,062
Transfer agent fees -- Investor B ..........................................................             73,797
Professional fees ..........................................................................             72,817
Trustees' fees and expenses ................................................................             38,978
Service and distribution fees -- Class R ...................................................             23,294
Pricing fees ...............................................................................             22,527
Dividends on short sales ...................................................................             17,181
Transfer agent fees -- Class R .............................................................             11,174
Other ......................................................................................             43,651
                                                                                                ---------------
Total expenses before waiver ...............................................................         11,877,139
Waiver of expenses .........................................................................            (35,501)
                                                                                                ---------------
Total expenses after waiver ................................................................                             11,841,638
                                                                                                                    ---------------
Investment income -- net ...................................................................                              5,415,132
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on:
   Investments -- net (including $109,252 foreign capital gain tax) ........................         55,102,320
   Financial futures contracts and swaps -- net ............................................          7,776,063
   Options written -- net ..................................................................            704,400
   Foreign currency transactions -- net ....................................................            840,031          64,422,814
                                                                                                ---------------
Change in unrealized appreciation/depreciation on:
   Investments -- net (including $129,211 foreign capital gain credit) .....................        168,986,209
   Options written -- net ..................................................................         (7,804,007)
   Financial futures contracts and swaps -- net ............................................          2,320,263
   Foreign currency transactions -- net ....................................................            865,066
   Short sales -- net ......................................................................            (59,292)        164,308,239
                                                                                                -----------------------------------
Total realized and unrealized gain -- net ..................................................                            228,731,053
                                                                                                                    ---------------
Net Increase in Net Assets Resulting from Operations .......................................                        $   234,146,185
                                                                                                                    ===============

      See Notes to Financial Statements.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       23

Statements of Changes in Net Assets

                                                                                                     For the         For the Period
                                                                                                   Year Ended         Nov. 4, 2005+
                                                                                                   October 31,       to October 31,
Increase (Decrease) in Net Assets:                                                                    2007                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ...................................................................    $     5,415,132     $     1,356,258
Realized gain -- net .......................................................................         64,422,814           5,489,768
Change in unrealized appreciation/depreciation -- net ......................................        164,308,239          25,753,968
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .......................................        234,146,185          32,599,994
                                                                                                -----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
   Institutional ...........................................................................         (1,865,895)            (48,822)
   Investor A ..............................................................................           (866,790)            (64,464)
   Investor B ..............................................................................            (60,745)            (16,793)
   Investor C ..............................................................................           (512,648)            (64,924)
   Class R .................................................................................                (36)                 --
Realized gain -- net:
   Institutional ...........................................................................         (4,651,154)                 --
   Investor A ..............................................................................         (2,532,894)                 --
   Investor B ..............................................................................           (734,273)                 --
   Investor C ..............................................................................         (4,337,172)                 --
   Class R .................................................................................               (340)                 --
                                                                                                -----------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ......        (15,561,947)           (195,003)
                                                                                                -----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ...................        918,338,590         263,175,017
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .............................................................................              4,532              14,884
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................      1,136,927,360         295,594,892
Beginning of period ........................................................................        295,694,892             100,000
                                                                                                -----------------------------------
End of period* .............................................................................    $ 1,432,622,252     $   295,694,892
                                                                                                ===================================
   * Undistributed investment income -- net ................................................    $     3,269,014     $     1,476,620
                                                                                                ===================================

+     Commencement of operations.

      See Notes to Financial Statements.


24       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Financial Highlights

                                                                              Institutional                   Investor A
                                                                       ----------------------------    ----------------------------
                                                                                        For the                         For the
                                                                         For the        Period          For the          Period
                                                                       Year Ended    Nov. 4, 2005+     Year Ended    Nov. 4, 2005+
The following per share data and ratios have been derived              October 31,   to October 31,    October 31,   to October 31,
from information provided in the financial statements.                    2007            2006            2007            2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................    $  12.03       $  10.00        $  12.00        $ 10.00
                                                                        -----------------------------------------------------------
Investment income -- net** .........................................         .13            .12             .10            .10
Realized and unrealized gain -- net*** .............................        3.59           1.93            3.59           1.92
                                                                        -----------------------------------------------------------
Total from investment operations ...................................        3.72           2.05            3.69           2.02
                                                                        -----------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ........................................        (.19)          (.02)           (.16)          (.02)
   Realized gain -- net ............................................        (.45)            --            (.45)            --
                                                                        -----------------------------------------------------------
Total dividends and distributions ..................................        (.64)          (.02)           (.61)          (.02)
                                                                        -----------------------------------------------------------
Net asset value, end of period .....................................    $  15.11       $  12.03        $  15.08        $ 12.00
                                                                        ===========================================================
===================================================================================================================================
Total Investment Return++
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .................................       32.17%         20.51%@****     31.84%         20.21%@****
                                                                        ===========================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding reorganization expenses        1.02%          1.26%*          1.27%          1.51%*
                                                                        ===========================================================
Expenses, net of reimbursement .....................................        1.04%          1.26%*          1.29%          1.51%*
                                                                        ===========================================================
Expenses ...........................................................        1.04%          1.26%*          1.29%          1.51%*
                                                                        ===========================================================
Investment income -- net ...........................................        1.09%          1.14%*           .83%           .93%*
                                                                        ===========================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...........................    $383,601       $107,419        $648,402        $66,714
                                                                        ===========================================================
Portfolio turnover .................................................          35%            38%             35%            38%
                                                                        ===========================================================

*     Annualized.
**    Based on average shares outstanding.
***   Includes redemption fee, which is less than $.01 per share.
**** In 2006, approximately +.03% of the Fund's total investment return consisted of a payment by the Manager in order to resolve a regulatory issue relating to an investment.
+     Commencement of operations.
++    Total investment return excludes the effects of any sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       25

                                                                                Investor B                    Investor C
                                                                       ----------------------------    ----------------------------
                                                                                        For the                         For the
                                                                         For the        Period          For the          Period
                                                                       Year Ended    Nov. 4, 2005+     Year Ended    Nov. 4, 2005+
The following per share data and ratios have been derived              October 31,   to October 31,    October 31,   to October 31,
from information provided in the financial statements.                    2007            2006            2007            2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................    $  11.91       $  10.00        $  11.92       $  10.00
                                                                        -----------------------------------------------------------
Investment income -- net** .........................................         .01            .02             .01            .02
Realized and unrealized gain -- net*** .............................        3.55           1.91            3.55           1.92
                                                                        -----------------------------------------------------------
Total from investment operations ...................................        3.56           1.93            3.56           1.94
                                                                        -----------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ........................................        (.04)          (.02)           (.06)          (.02)
   Realized gain -- net ............................................        (.45)            --            (.45)            --
                                                                        -----------------------------------------------------------
Total dividends and distributions ..................................        (.49)          (.02)           (.51)          (.02)
                                                                        -----------------------------------------------------------
Net asset value, end of period .....................................    $  14.98       $  11.91        $  14.97       $  11.92
                                                                        ===========================================================
===================================================================================================================================
Total Investment Return++
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .................................       30.76%         19.31%@****     30.76%         19.41%@****
                                                                        ===========================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding reorganization expenses        2.07%          2.27%*          2.05%          2.27%*
                                                                        ===========================================================
Expenses, net of reimbursement .....................................        2.09%          2.27%*          2.07%          2.27%*
                                                                        ===========================================================
Expenses ...........................................................        2.11%          2.27%*          2.07%          2.27%*
                                                                        ===========================================================
Investment income -- net ...........................................         .09%           .18%*           .08%           .16%*
                                                                        ===========================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...........................    $ 84,465       $ 18,395        $305,241       $103,167
                                                                        ===========================================================
Portfolio turnover .................................................          35%            38%             35%            38%
                                                                        ===========================================================

*     Annualized.
**    Based on average shares outstanding.
***   Includes redemption fees, which are less than $.01 per share.
**** In 2006, approximately +.03% of the Fund's total investment return consisted of a payment by the Manager in order to resolve a regulatory issue relating to an investment.
+     Commencement of operations.
++    Total investment return excludes the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


26       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Financial Highlights (concluded)

                                                                                                                          Class R
                                                                                                                       -------------
                                                                                                                          For the
                                                                                                                          Period
                                                                                                                      March 1, 2007+
The following per share data and ratios have been derived                                                             to October 31,
from information provided in the financial statements.                                                                     2007
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................................................................    $    12.41
                                                                                                                       -------------
Investment income -- net** ........................................................................................           .04
Realized and unrealized gain -- net*** ............................................................................          2.82
                                                                                                                       -------------
Total from investment operations ..................................................................................          2.86
                                                                                                                       -------------
Less dividends and distributions:
   Investment income -- net .......................................................................................          (.02)
   Realized gain -- net ...........................................................................................          (.21)
                                                                                                                       -------------
Total dividends and distributions .................................................................................          (.23)
                                                                                                                       -------------
Net asset value, end of period ....................................................................................    $    15.04
                                                                                                                       =============
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ................................................................................         23.36%@
                                                                                                                       =============
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding reorganization expenses ..............................................          1.54%*
                                                                                                                       =============
Expenses, net of reimbursement ....................................................................................          1.55%*
                                                                                                                       =============
Expenses ..........................................................................................................          1.67%*
                                                                                                                       =============
Investment income -- net ..........................................................................................           .53%*
                                                                                                                       =============
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..........................................................................    $   10,914
                                                                                                                       =============
Portfolio turnover ................................................................................................            35%
                                                                                                                       =============

*     Annualized.
**    Based on average shares outstanding.
***   Includes redemption fees, which are less than $.01 per share.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       27

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Global Dynamic Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares commenced operations on March 1, 2007 and are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by each Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund. Long positions traded in the OTC markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term invest-ment vehicles is generally based on net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Trustees.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may


28       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007
involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options -- The Fund may purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily (based on dealer supplied valuations) and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       29

The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Short sales --The Fund may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

(i) Recent accounting pronouncements --In July 2006, the Financial Accounting Standards Board ("FASB") issued interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(j) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,389,453 has been reclassified between undistributed net realized capital gains and undistributed net investment income and $135,215 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of permanent differences attributable to gains from the sale of stock of passive foreign investment companies, foreign currency transactions, non-deductible expenses, the tax characterization of income recognized from grantor trusts and foreign taxes paid. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .85%, on an annual basis, of the average daily value of the Fund's net assets. Effective April 30, 2007, the Manager entered into a new Investment Advisory Agreement with the Fund pursuant to which the Manager will receive a monthly fee at the annual rate of .80% of the Fund's average daily net assets. Also effective April 30, 2007, the Manager has agreed to contractually waive and/or reimburse Fund fees or expenses until April 30, 2009 so that the net operating expense ratio of the Fund, as a percentage of average daily net assets, will be no greater than 1.04% for Institutional Shares, 1.29% for Investor A Shares, 2.06% for Investor B Shares, 2.06% for Investor C Shares and 1.54% for Class R Shares. For the year ended October 31, 2007, the Manager earned fees of $6,558,197, of which $35,501 was waived. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment


30       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Management, LLC ("BIM") and BlackRock Asset Management U.K. Limited, both affiliates of the Manager, under which the Manager pays each sub-adviser a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Service      Distribution
                                                         Fee            Fee
--------------------------------------------------------------------------------
Investor A ........................................      .25%            --
Investor B ........................................      .25%           .75%
Investor C ........................................      .25%           .75%
Class R ...........................................      .25%           .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended October 31, 2007, FAMD and BDI earned under writing discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $432,439.

For the year ended October 31, 2007, affiliates received contingent deferred sales charges of $59,857 and $23,659 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $2,973 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended October 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................      $ 1,260
Investor A ....................................................      $10,071
Investor B ....................................................      $ 1,827
Investor C ....................................................      $ 3,150
Class R .......................................................      $    69
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended October 31, 2007, BIM received $21,072 in securities lending agent fees.

In addition, MLPF&S received $89,551 in commissions on the execu- tion of portfolio security transactions for the Fund for year ended October 31, 2007.

For the year ended October 31, 2007, the Fund reimbursed the Manager $14,690 for certain accounting services.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2007 were $438,031,560 and $291,163,944, respectively.

Transactions in call options written for the year ended October 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                      Number of       Premiums
                                                      Contracts       Received
-------------------------------------------------------------------------------
Outstanding call options written, beginning of year       6,084     $ 1,624,604
Options written ...................................      24,576       9,210,412
Options closed ....................................      (1,514)       (997,621)
Options expired ...................................      (1,834)       (230,261)
Options exercised .................................      (2,337)       (585,139)
                                                      -------------------------
Outstanding call options written, end of year .....      24,975     $ 9,021,995
                                                      =========================


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       31

Transactions in put options written for the year ended October 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                        Number of      Premiums
                                                        Contracts      Received

--------------------------------------------------------------------------------
Outstanding put options written, beginning of year            --              --
Options written ....................................         689       $ 832,470
                                                       -------------------------
Outstanding put options written, end of year .......         689       $ 832,470
                                                       =========================

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $918,338,590 and $263,175,017 for the year ended October 31, 2007 and for the period November 4, 2005 to October 31, 2006, respectively.

Transactions in beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2007                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       9,540,477     $ 127,989,856
Shares issued resulting from reorganization .       9,154,204       119,139,221
Shares issued to shareholders in reinvestment
  of dividends and distributions ............         418,598         5,260,827
                                                 ------------------------------
Total issued ................................      19,113,279       252,389,904
Shares redeemed .............................      (2,649,701)      (35,239,772)
                                                 ------------------------------
Net increase ................................      16,463,578     $ 217,150,132
                                                 ==============================

-------------------------------------------------------------------------------
Institutional Shares for the Period                                    Dollar
Nov. 4, 2005+ to Oct. 31, 2006                       Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       9,718,591     $ 105,011,388
Shares issued to shareholders in reinvestment
  of dividends ..............................           4,279            44,541
                                                 ------------------------------
Total issued ................................       9,722,870       105,055,929
Shares redeemed .............................        (798,682)       (8,895,400)
                                                 ------------------------------
Net increase ................................       8,924,188     $  96,160,529
                                                 ==============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 Institutional Shares to Fund Asset Management, L.P. for $25,000.

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended October 31, 2007                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       4,100,590     $  55,209,904
Shares issued resulting from reorganization .      37,429,400       486,769,349
Shares issued to shareholders in reinvestment
  of dividends and distributions ............         244,828         3,065,430
                                                 ------------------------------
Total issued ................................      41,774,818       545,044,683
Shares redeemed .............................      (4,323,689)      (57,886,622)
                                                 ------------------------------
Net increase ................................      37,451,129     $ 487,158,061
                                                 ==============================

-------------------------------------------------------------------------------
Ivestor A Shares for the Period                                        Dollar
Nov. 4, 2005+ to Oct. 31, 2006                       Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       6,540,964     $  68,913,138
Shares issued to shareholders in reinvestment
  of dividends ..............................           5,477            57,011
                                                 ------------------------------
Total issued ................................       6,546,441        68,970,149
Shares redeemed .............................        (991,006)      (10,951,407)
                                                 ------------------------------
Net increase ................................       5,555,435     $  58,018,742
                                                 ==============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 Investor A Shares to Fund Asset Management, L.P. for $25,000.

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2007                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................         644,109     $   8,490,220
Shares issued resulting from reorganization .       5,067,946        65,770,280
Shares issued to shareholders in reinvestment
  of dividends and distributions ............          56,178           704,942
                                                 ------------------------------
Total issued ................................       5,768,233        74,965,442
Shares redeemed .............................      (1,674,725)      (22,574,076)
                                                 ------------------------------
Net increase ................................       4,093,508     $  52,391,366
                                                 ==============================

-------------------------------------------------------------------------------
Investor B Shares for the Period                                       Dollar
Nov. 4, 2005+ to Oct. 31, 2006                       Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,820,428     $  19,213,369
Shares issued to shareholders in reinvestment
  of dividends ..............................           1,370            14,251
                                                 ------------------------------
Total issued ................................       1,821,798        19,227,620
Shares redeemed .............................        (280,245)       (3,168,311)
                                                 ------------------------------
Net increase ................................       1,541,553     $  16,059,309
                                                 ==============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 Investor B Shares to Fund Asset Management, L.P. for $25,000.

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended October 31, 2007                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       4,606,181     $  60,421,791
Shares issued resulting from reorganization .       8,648,551       112,097,330
Shares issued to shareholders in reinvestment
  of dividends and distributions ............         355,065         4,454,121
                                                 ------------------------------
Total issued ................................      13,609,797       176,973,242
Shares redeemed .............................      (1,873,578)      (24,865,217)
                                                 ------------------------------
Net increase ................................      11,736,219     $ 152,108,025
                                                 ==============================

-------------------------------------------------------------------------------
Investor C Shares for the Period                                       Dollar
Nov. 4, 2005+ to Oct. 31, 2006                       Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................       9,288,328     $  99,958,030
Shares issued to shareholders in reinvestment
  of dividends ..............................           5,454            56,719
                                                 ------------------------------
Total issued ................................       9,293,782       100,014,749
Shares redeemed .............................        (638,174)       (7,078,312)
                                                 ------------------------------
Net increase ................................       8,655,608     $  92,936,437
                                                 ==============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 Investor C Shares to Fund Asset Management, L.P. for $25,000.


32       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Class R Shares for the Period                                          Dollar
March 1, 2007+ to Oct. 31, 2007                      Shares            Amount
-------------------------------------------------------------------------------
Shares sold .................................         193,911     $   2,689,134
Shares issued resulting from reorganization .         632,574         8,216,249
Shares issued to shareholders in reinvestment
  of dividends and distributions ............              69               376
                                                 ------------------------------
Total issued ................................         826,554        10,905,759
Shares redeemed .............................        (100,669)       (1,374,753)
                                                 ------------------------------
Net increase ................................         725,885     $   9,531,006
                                                 ==============================

+     Commencement of operations.

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007 and was subsequently renewed. Each Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended October 31, 2007.

6. Acquisition of BlackRock Global Value Fund, Inc.:

On April 30, 2007, the Fund acquired substantially all of the net assets and assumed substantially all of the liabilities of BlackRock Global Value Fund, Inc. ("Global Value") pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 50,914,832 shares of common stock of Global Value for 60,932,675 shares of beneficial interest of the Fund. Global Value's net assets on that date of $791,992,429, including $2,841,292 of accumulated distributions in excess of net investment income, $933,034 of accumulated distributions in excess of net realized gains and $114,821,172 of net unrealized appreciation, were combined with those of the Fund. The Fund's aggregate net assets immediately after the acquisition amounted to $1,181,336,081.

7. Commitments:

At October 31, 2007, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase and sell various foreign currencies with approximate values of $261,000 and $1,186,000, respectively.

8. Distributions to Shareholders:

The tax character of distributions paid during the year ended October 31, 2007 and the period November 4, 2005 to October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                  11/04/2005+ to
                                                   10/31/2007       10/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ...........................    $  13,402,121     $     195,003
  Long-term capital gains ...................        2,159,826                --
                                                 -------------------------------
Total taxable distributions .................       15,561,947     $     195,003
                                                 ===============================

+     Commencement of operations.

As of October 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net .......................       $ 33,628,021
Undistributed long-term capital gains -- net ...............         28,181,498
                                                                   ------------
Total undistributed earnings -- net                                  61,809,519
Capital loss carryforward ..................................                 --
Unrealized gains -- net                                             300,581,121*
                                                                   ------------
Total accumulated earnings -- net ..........................       $362,390,640
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and other book/tax temporary differences.

9. Subsequent Events:

The Fund paid an ordinary income dividend in the amount of $.389914 per Institutional Share, $.363633 per Investor A Share, $.279823 per Investor B Share, $.294999 per Investor C Share and $.341818 per Class R Share on December 17, 2007 to shareholders of record on December 13, 2007.

The Fund also paid a long-term capital gain distribution in the amount of $.292465 per Institutional Share, $.292465 per Investor A Share, $.292465 per Investor B Share, $.292465 per Investor C Share and $.292465 per Class R Share on December 17, 2007 to shareholders of record on December 13, 2007.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Global Dynamic Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Dynamic Equity Fund (the "Fund) as of October 31, 2007, and the related statement of operations for the year then ended and statement of changes in net assets and the financial highlights for the year then ended and for the period November 4, 2005 (commencement of operations) through October 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of mate rial misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Dynamic Equity Fund as of October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period November 4, 2005 through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 27, 2007

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Dynamic Equity Fund during the fiscal year ended October 31, 2007:

---------------------------------------------------------------------------------------------------------------------
Record Date                                                                      December 8, 2006      April 24, 2007
Payable Date                                                                     December 12, 2006     April 26, 2007
---------------------------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals (1) ....................................      44.29%*            33.73%*
Dividends Qualifying for the Dividends Received Deduction for Corporations (1) ...      15.47%*             9.08%*
Foreign Source Income (1) ........................................................      25.74%*             None
Foreign Taxes Paid Per Share .....................................................     $.010147             None
Short-term Capital Gain Dividends for Non-U.S. Residents (2) .....................      70.22%             83.90%
---------------------------------------------------------------------------------------------------------------------

* Expressed as a percentage of the cash distribution grossed-up for foreign taxes. The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
(1) The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
(2) Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid are included in taxable income and may be either deducted from gross income or taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund paid long-term capital gain distributions of $.006387 and $.068122 per share to shareholders of record on December 8, 2006 and April 24, 2007, respectively.


34       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

Officers and Trustees as of October 31, 2007

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Fund         2005 to  Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011              President    2007     Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011   and Trustee           Equities, Chairman of the BlackRock Retail
1954                                             Operating Committee, and member of the
                                                 BlackRock Executive Committee since 2006;
                                                 President of the funds advised by Merrill
                                                 Lynch Investment Managers, L.P. ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds")
                                                 from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management, L.P.
                                                 ("FAM") from 2001 to 2006; Co-Head (Americas
                                                 Region) thereof from 2000 to 2001 and Senior
                                                 Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of
                                                 Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
                           ---------------------------------------------------------------------------------------------------------
                           *      Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr.
                                  Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr.
                                  Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes**         Trustee      2005 to  Professor Emeritus of Finance, School of      46 Funds        None
P.O. Box 9095                           2007     Business, State University of New York at     48 Portfolios
Princeton, NJ 08543-9095                         Albany since 2000 and Professor thereof from
1940                                             1989 to 2000; International Consultant,
                                                 Urban Institute, Washington, D.C. from 1995
                                                 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery      Trustee      2005 to  Professor, Harvard Business School since      46 Funds        Newell Rubbermaid,
P.O. Box 9095                           2007     1989; Associate Professor, J.L. Kellogg       48 Portfolios   Inc. (manufacturing)
Princeton, NJ 08543-9095                         Graduate School of Management, Northwestern
1952                                             University from 1985 to 1989; Associate
                                                 Professor, Graduate School of Business
                                                 Administration, University of Michigan from
                                                 1979 to 1985; Director, Harvard Business
                                                 School Publishing since 2005; Director,
                                                 McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid            Trustee      2005 to  Self-employed consultant since 2001; Counsel  46 Funds        None
P.O. Box 9095                           present  of Alliance Capital Management (investment    48 Portfolios
Princeton, NJ 08543-9095                         adviser) in 2000; General Counsel, Director
1945                                             and Secretary of Sanford C. Bernstein & Co.,
                                                 Inc. (investment adviser/broker-dealer) from
                                                 1997 to 2000; Secretary, Sanford C.
                                                 Bernstein Fund, Inc. from 1994 to 2000;
                                                 Director and Secretary of SCB, Inc. since
                                                 1998; Director and Secretary of SCB
                                                 Partners, Inc. since 2000; Director of
                                                 Covenant House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S. Suddarth         Trustee      2005 to  President, Middle East Institute, from 1995   46 Funds        None
P.O. Box 9095                           2007     to 2001; Foreign Service Officer, United      48 Portfolios
Princeton, NJ 08543-9095                         States Foreign Service, from 1961 to 1995
1935                                             and Career Minister from 1989 to 1995;
                                                 Deputy Inspector General, U.S. Department of
                                                 State, from 1991 to 1994; U.S. Ambassador to
                                                 the Hashemite Kingdom of Jordan from 1987 to
                                                 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West            Trustee      2005 to  Professor of Finance from 1984 to 1995, Dean  46 Funds        Bowne & Co., Inc.
P.O. Box 9095                           present  from 1984 to 1993 and since 1995 Dean         48 Portfolios   (financial printers);
Princeton, NJ 08543-9095                         Emeritus of New York University's Leonard N.                  Vornado Realty
1938                                             Stern School of Business Administration.                      Trust (real estate
                                                                                                               company);
                                                                                                               Alexander's, Inc.
                                                                                                               (real estate company)
                           ---------------------------------------------------------------------------------------------------------
                           *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **    Chairman of the Board of Trustees and the Audit Committee.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       35

Officers and Trustees (concluded)

                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice         2005 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
P.O. Box 9011              President    2007     Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
Princeton, NJ 08543-9011   and                   First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
1960                       Treasurer             1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                Chief        2007     Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011              Compliance            BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
Princeton, NJ 08543-9011   Officer               Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to
1965                                             2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; Branch
                                                 Chief, Division of Investment Management and Office of Compliance Inspections and
                                                 Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary    2007     Managing Director of BlackRock Inc. and General Counsel of U.S. Funds at BlackRock,
P.O. Box 9011                                    Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management from 1993
Princeton, NJ 08543-9011                         to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Fund's Officers and Trustees is available in the Fund's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Proxy Results

During the six-month period ended October 31, 2007, the shareholders of BlackRock Global Dynamic Equity Fund voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                                                                   Shares Voted           Shares Withheld
                                                                                       For                  From Voting
-------------------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Trustees:            James H. Bodurtha                 79,425,406               1,529,702
                                                  Bruce R. Bond                     79,425,789               1,529,319
                                                  Donald W. Burton                  79,420,568               1,534,540
                                                  Richard S. Davis                  79,426,747               1,528,361
                                                  Stuart E. Eizenstat               79,415,597               1,539,511
                                                  Laurence D. Fink                  79,425,139               1,529,969
                                                  Kenneth A. Froot                  79,428,721               1,526,387
                                                  Henry Gabbay                      79,425,292               1,529,816
                                                  Robert M. Hernandez               79,423,321               1,531,787
                                                  John F. O'Brien                   79,426,427               1,528,681
                                                  Roberta Cooper Ramo               79,424,864               1,530,244
                                                  Jean Margo Reid                   79,427,587               1,527,521
                                                  David H. Walsh                    79,427,055               1,528,053
                                                  Fred G. Weiss                     79,425,256               1,529,852
                                                  Richard R. West                   79,425,308               1,529,800
-------------------------------------------------------------------------------------------------------------------------


36       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)    Select "eDelivery" under the "More Information" section

3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       37

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


38       BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


     BLACKROCK GLOBAL DYNAMIC EQUITY FUND              OCTOBER 31, 2007       39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global Dynamic Equity Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                      #GDE-10/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: Ronald W. Forbes (term ended, effective November 1, 2007) Robert M. Hernandez (term began, effective November 1, 2007) Fred G. Weiss (term began, effective November 1, 2007) Richard R. West Edward D. Zinbarg (retired as of December 31, 2006)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global      $31,600      $36,000         $0            $0             $6,100        $10,068         $1,042        $0
Dynamic Equity Fund
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                                 Current Fiscal  Previous Fiscal
                     Entity Name                    Year End         Year End
            --------------------------------------------------------------------
            BlackRock Global Dynamic Equity Fund    $291,642        $2,928,651
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Dynamic Equity Fund

Date: December 19, 2007